UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3779
--------------------------------------------------------------------------------
                                    BBH TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                40 Water Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Michael D. Martins
                    Brown Brothers Harriman and Co.
                               140 Broadway
                           New York, New York 10005-1011
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (800) 575-1265
--------------------------------------------------------------------------------
                     Date of fiscal year end: June 30, 2003
--------------------------------------------------------------------------------
                    Date of reporting period: June 30, 2003
--------------------------------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[BROWN BROTHERS HARRIMAN LOGO]

ANNUAL REPORT
JUNE 30, 2003

BBH MONEY MARKET FUND

BBH MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003

ASSETS:
   Investment in BBH U.S. Money Market Portfolio
     (the "Portfolio"), at value                                          $  1,459,097,733
                                                                          ----------------
       TOTAL ASSETS                                                          1,459,097,733
                                                                          ----------------

LIABILITIES:
   Payables for:
     Shareholder services/eligible institution fees                                291,304
     Administrative fees                                                           110,696
     Dividends declared                                                             44,655
     Professional fees                                                              16,820
     Board of Trustees' fees                                                         7,087
     Accounting fees                                                                 1,333
     Accrued expenses and other liabilities                                         39,017
                                                                          ----------------
       TOTAL LIABILITIES                                                           510,912
                                                                          ----------------

NET ASSETS, for 1,458,586,821 fund shares outstanding                     $  1,458,586,821
                                                                          ================
Net Assets Consist of:
   Paid-in capital                                                        $  1,458,586,821
                                                                          ================

NET ASSET VALUE AND OFFERING PRICE PER SHARE                              $           1.00
                                                                          ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH MONEY MARKET FUND

STATEMENT OF OPERATIONS
For the year ended June 30, 2003

INVESTMENT INCOME:
   Interest income allocated from Portfolio                               $     22,656,624
   Expenses allocated from Portfolio                                            (2,246,590)
                                                                          ----------------
       NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO                           20,410,034
                                                                          ----------------

EXPENSES:
   Shareholder services/eligible institution fees                                3,623,838
   Administrative fees                                                           1,377,058
   Professional fees                                                                60,325
   Board of Trustees' fees                                                          35,362
   Accounting fees                                                                   8,000
   Miscellaneous expenses                                                          135,630
                                                                          ----------------
       TOTAL EXPENSES                                                            5,240,213
                                                                          ----------------
NET INVESTMENT INCOME                                                     $     15,169,821
                                                                          ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE               FOR THE
                                                                     YEAR ENDED            YEAR ENDED
                                                                   JUNE 30, 2003         JUNE 30, 2002
                                                                ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income                                      $       15,169,821    $       31,475,467
   Dividends declared from net investment income                       (15,169,821)          (31,475,467)
                                                                ------------------    ------------------
   From Fund Share (Principal) Transactions at
     Net Asset Value of $1.00 per share:
       Fund shares sold                                              4,457,583,656         5,054,376,502
       Fund shares issued in reinvestment of dividends                   7,624,344            16,446,719
       Fund shares repurchased                                      (4,388,558,011)       (5,138,628,655)
                                                                ------------------    ------------------
   Net increase (decrease) in net assets resulting
     from fund share transactions                                       76,649,989           (67,805,434)

NET ASSETS:
   Beginning of year                                                 1,381,936,832         1,449,742,266
                                                                ------------------    ------------------
   END OF YEAR                                                  $    1,458,586,821    $    1,381,936,832
                                                                ==================    ==================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                                            FOR THE YEARS ENDED JUNE 30,
                                                    -----------------------------------------------------------------------------
                                                         2003            2002            2001            2000            1999
                                                    -------------   -------------   -------------   -------------   -------------
Net asset value, beginning of year                  $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
Income from investment operations:
   Net investment income                                     0.01            0.02            0.05            0.05            0.05
Dividends to shareholders from
   net investment income                                    (0.01)          (0.02)          (0.05)          (0.05)          (0.05)
                                                    -------------   -------------   -------------   -------------   -------------
Net asset value, end of year                        $        1.00   $        1.00   $        1.00   $        1.00   $        1.00
                                                    =============   =============   =============   =============   =============
Total return                                                 1.06%           2.10%           5.57%           5.36%           4.77%
Ratios/Supplemental Data(1):
   Net assets, end of year (000's omitted)          $   1,458,587   $   1,381,937   $   1,449,742   $   1,421,982   $   1,074,741
   Ratio of expenses to
     average net assets                                      0.52%           0.51%           0.52%           0.53%           0.53%
   Ratio of net investment income to
     average net assets                                      1.05%           2.08%           5.43%           5.29%           4.66%

----------
(1) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the expense offset arrangement, as approriate.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Money Market Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 2003, there were four series of the Trust.

   The Fund invests all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 43% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. The Fund records its investments in the Portfolio at fair value. Valuation of investments in the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B. INTEREST INCOME AND EXPENSES. The Fund records its share of the Portfolio's income and expenses each day. In addition, the Fund accrues its own expenses.

   C. FEDERAL INCOME TAXES. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

   D. DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly to shareholders.

2. TRANSACTIONS WITH AFFILIATES.

   ADMINISTRATIVE FEES. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.095% of the Fund's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2003, the Fund incurred $1,377,058 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended June 30, 2003, the Fund incurred $3,623,838 for shareholder servicing/eligible institution services.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2003, the Fund incurred $35,362 for Trustees' fees.

   ACCOUNTING FEES. The Fund has an accounting agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended June 30, 2003, the Fund incurred $8,000 for accounting services.

BBH MONEY MARKET FUND

INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
BBH Money Market Fund (a series of BBH Trust):

We have audited the accompanying statement of assets and liabilities of BBH Money Market Fund (a series of BBH Trust) (the "Fund") as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Money Market Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP


Boston, Massachusetts
August 15, 2003

BBH U.S. MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS
June 30, 2003 (expressed in U.S. dollers)

                                                                       ANNUALIZED
                                                                        YIELD ON
  PRINCIPAL                                                  MATURITY    DATE OF
   AMOUNT                                                      DATE     PURCHASE        VALUE
-------------                                                --------  ----------  ---------------
               BANK NOTE (2.2%)
$  75,000,000  Wells Fargo Bank NA*                          07/28/03     0.968%   $    75,000,000
                                                                                   ---------------

               CERTIFICATES OF DEPOSIT (13.9%)
   50,000,000  Bank of Montreal                              08/20/03     1.660         50,000,000
   35,000,000  Bank of Scotland                              07/31/03     1.220         35,000,290
   50,000,000  Bank of Scotland                              08/18/03     1.190         50,000,000
   40,657,000  Barclays Bank, Plc.                           07/03/03     1.215         40,656,964
   30,000,000  Barclays Bank, Plc.                           08/04/03     1.240         30,000,843
   50,000,000  BNP Paribas                                   07/28/03     1.830         50,004,002
   50,000,000  Credit Agricole Indosuez                      09/26/03     1.030         50,000,000
   10,000,000  Deutsche Bank AG                              07/01/03     2.570         10,000,000
   75,000,000  Deutsche Bank AG                              12/03/03     1.070         75,000,000
   50,000,000  HSBC Bank USA                                 01/09/04     1.400         50,000,000
   35,000,000  Royal Bank of Scotland                        12/05/03     1.230         35,022,597
                                                                                   ---------------
               TOTAL CERTIFICATES OF DEPOSIT                                           475,684,696
                                                                                   ---------------

               COMMERCIAL PAPER (33.5%)
   40,000,000  Bank of America                               07/10/03     1.230         39,987,700
  130,000,000  BMW U.S. Capital LLC                          07/01/03     1.300        130,000,000
   30,000,000  Bristol-Myers Squibb Co.                      08/12/03     1.240         29,956,600
   30,000,000  Bristol-Myers Squibb Co.                      08/20/03     1.250         29,947,917
   25,405,000  City of Chicago, Illinois                     08/13/03     1.250         25,367,069
   24,000,000  Danske Corp.                                  12/19/03     1.030         23,882,580
   30,000,000  General Electric Capital Corp.                08/19/03     1.250         29,948,959
   40,000,000  General Electric Capital Corp.                10/20/03     1.140         39,859,400
   14,000,000  Harvard University                            10/08/03     1.081         13,958,035
   35,000,000  ING Funding LLC                               10/31/03     1.140         34,864,783
   50,000,000  Johnson & Johnson                             07/22/03     1.200         49,965,000
   70,000,000  Lloyds TSB Group, Plc.                        07/03/03     1.200         69,995,334
  100,000,000  Merrill Lynch & Co., Inc.                     07/01/03     1.300        100,000,000
   75,000,000  Morgan Stanley Dean Witter Discover           07/01/03     1.040         75,000,000
   37,500,000  Morgan Stanley Dean Witter Discover           07/18/03     1.300         37,481,583
   70,000,000  Rabobank Nederland NV                         07/08/03     1.163         69,984,007
   40,000,000  Royal Bank of Scotland                        07/07/03     1.180         39,992,133
   25,000,000  Schering Corp.                                12/17/03     1.040         24,877,945

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                      ANNUALIZED
                                                                       YIELD ON
  PRINCIPAL                                                  MATURITY   DATE OF
   AMOUNT                                                      DATE    PURCHASE         VALUE
-------------                                                --------  ---------   ---------------
               COMMERCIAL PAPER (CONTINUED)
$  50,000,000  Societe Generale                              07/01/03     1.200%   $    50,000,000
  130,000,000  UBS Finance, Ltd. (Delaware)                  07/01/03     1.310        130,000,000
   50,000,000  Verizon Network Funding                       08/27/03     1.190         49,905,792
   50,000,000  Volkswagen of America, Inc.                   07/07/03     1.070         49,991,083
                                                                                   ---------------
               TOTAL COMMERCIAL PAPER                                                1,144,965,920
                                                                                   ---------------

               CORPORATE BONDS (3.4%)
   50,000,000  American Express Credit Corp.*                07/14/03     1.220         50,001,622
    1,700,000  Associates Corp. of North America             08/26/03     1.810          1,711,575
   19,650,000  CitiFinancial                                 09/01/03     1.694         19,785,949
   44,935,000  Citigroup Global Market Holdings, Inc.        02/01/04     0.991         46,545,313
                                                                                   ---------------
               TOTAL CORPORATE BONDS                                                   118,044,459
                                                                                   ---------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS (26.5%)
   45,000,000  Federal Farm Credit Bank*                     07/01/03     0.960         45,000,000
   90,000,000  Federal Farm Credit Bank*                     07/01/03     0.935         89,991,884
   37,250,000  Federal Farm Credit Bank                      10/01/03     1.453         37,402,435
   50,000,000  Federal Home Loan Bank*                       07/27/03     0.885         49,979,508
   45,000,000  Federal Home Loan Bank                        08/22/03     1.093         44,928,500
   14,000,000  Federal Home Loan Bank                        11/07/03     1.139         13,942,559
   86,175,000  Federal Home Loan Mortgage Corp.              08/27/03     1.093         86,024,912
    9,000,000  Federal Home Loan Mortgage Corp.              09/15/03     1.680          9,032,600
   58,000,000  Federal Home Loan Mortgage Corp.              11/06/03     1.023         57,787,591
   39,000,000  Federal Home Loan Mortgage Corp.              11/14/03     1.189         38,823,936
   67,100,000  Federal Home Loan Mortgage Corp.              11/15/03     1.868         68,193,465
   30,000,000  Federal National Mortgage Assoc.              08/15/03     1.766         30,081,668
   32,500,000  Federal National Mortgage Assoc.              08/22/03     1.765         32,416,909
   40,000,000  Federal National Mortgage Assoc.              11/05/03     1.145         39,838,428
   10,000,000  Federal National Mortgage Assoc.              11/14/03     1.951         10,100,647
   43,875,000  Federal National Mortgage Assoc.              11/14/03     1.184         43,677,757
   35,000,000  Federal National Mortgage Assoc.              02/06/04     1.276         34,726,222
  100,000,000  Student Loan Marketing Assoc.*                07/01/03     1.074        100,037,404
   75,000,000  Student Loan Marketing Assoc.*                07/09/03     1.074         75,021,263
                                                                                   ---------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                907,007,688
                                                                                   ---------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                      ANNUALIZED
                                                                       YIELD ON
  PRINCIPAL                                                  MATURITY   DATE OF
   AMOUNT                                                      DATE    PURCHASE         VALUE
-------------                                                --------  ----------  ---------------
               TIME DEPOSITS (20.3%)
$ 150,000,000  Banc One Corp.                                07/01/03     1.250%   $   150,000,000
  150,000,000  Canadian Imperial Bank of Commerce            07/01/03     1.125        150,000,000
  150,000,000  Dresdner Bank                                 07/01/03     1.250        150,000,000
  150,000,000  Royal Bank of Canada                          07/01/03     1.250        150,000,000
   93,400,000  Societe Generale                              07/01/03     1.344         93,400,000
                                                                                   ---------------
               TOTAL TIME DEPOSITS                                                     693,400,000
                                                                                   ---------------

               REPURCHASE AGREEMENTS (0.0%)
    1,000,000  J.P. Morgan Chase & Co. (Agreement
                dated 06/30/03 collateralized by
                U.S. Treasury Note 6.750%, due 05/15/05;
                $1,000,028 to be received upon maturity)     07/01/03     1.000          1,000,000
      300,000  Bear Stearns & Co., Inc. (Agreement dated
                06/30/03 collateralized by
                U.S. Treasury Note 1.625%, due 04/30/05;
                $300,007 to be received upon maturity)       07/01/03     0.850            300,000
                                                                                   ---------------
               TOTAL REPURCHASE AGREEMENTS                                               1,300,000
                                                                                   ---------------

TOTAL INVESTMENTS, AT AMORTIZED COST                                       99.8%   $ 3,415,402,763
OTHER ASSETS IN EXCESS OF LIABILITIES                                       0.2          6,262,232
                                                                          -----   ----------------
NET ASSETS                                                                100.0%   $ 3,421,664,995
                                                                          =====    ===============

* Variable rate Instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2003 coupon rate.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (expressed in U.S. dollars)

ASSETS:
   Investments, at amortized cost                                         $  3,415,402,763
   Interest receivable                                                           6,661,468
   Prepaid expenses                                                                100,632
                                                                          ----------------
       TOTAL ASSETS                                                          3,422,164,863
                                                                          ----------------

LIABILITIES:
   Due to bank                                                                       1,750
   Payables for:
     Investment advisory fees                                                      275,990
     Administrative fees                                                            96,596
     Custody fees                                                                   81,921
     Professional fees                                                              36,702
     Board of Trustees' fees                                                         4,053
     Accrued expenses and other liabilities                                          2,856
                                                                          ----------------
       TOTAL LIABILITIES                                                           499,868
                                                                          ----------------

NET ASSETS                                                                $  3,421,664,995
                                                                          ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
For the year ended June 30, 2003 (expressed in U.S. dollars)

NET INVESTMENT INCOME:
   INCOME:
     Interest                                                             $     52,175,968
                                                                          ----------------
   EXPENSES:
     Investment advisory fees                                                    3,351,976
     Administrative fees                                                         1,173,192
     Custody fees                                                                  459,999
     Board of Trustees' fees                                                        58,735
     Professional fees                                                              34,133
     Miscellaneous expenses                                                        116,338
                                                                          ----------------
       TOTAL EXPENSES                                                            5,194,373
       Fees paid indirectly                                                         (3,753)
                                                                          ----------------
       NET EXPENSES                                                              5,190,620
                                                                          ----------------
   NET INVESTMENT INCOME                                                  $     46,985,348
                                                                          ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO

STATEMENT OF CHANGE IN NET ASSETS (expressed in U.S. dollars)

                                                                     FOR THE               FOR THE
                                                                    YEAR ENDED            YEAR ENDED
                                                                  JUNE 30, 2003         JUNE 30, 2002
                                                                ------------------    ------------------
INCREASE IN NET ASSETS:
   From Operations:
     Net investment income                                      $       46,985,348    $       82,910,432
                                                                ------------------    ------------------
   Capital Transactions:
     Proceeds from contributions                                    11,833,968,310        13,386,287,999
     Value of withdrawals                                          (11,332,869,201)      (12,953,627,641)
                                                                ------------------    ------------------
       Net increase in net assets resulting from
         capital transactions                                          501,099,109           432,660,358
                                                                ------------------    ------------------
       Total increase in net assets                                    548,084,457           515,570,790

NET ASSETS:
   Beginning of year                                                 2,873,580,538         2,358,009,748
                                                                ------------------    ------------------
   END OF YEAR                                                  $    3,421,664,995    $    2,873,580,538
                                                                ==================    ==================


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)

                                                                              FOR THE YEARS ENDED JUNE 30,
                                                    ------------------------------------------------------------------------------
                                                         2003            2002             2001            2000           1999
                                                    -------------     -----------     ------------   -------------   -------------
Total return                                                 1.44%           2.47%            5.95%           5.70%           5.11%
Ratios/Supplemental Data:
   Net assets, end of year
     (000's omitted)                                $   3,421,665     $ 2,873,581     $  2,358,010   $   1,602,484   $   1,075,162
   Expenses as a percentage of
     average net assets:
     Net expenses paid by Portfolio                          0.15%           0.16%            0.15%           0.21%           0.21%
     Expense offset arrangement                              0.00%(1)        0.00%(1)         0.01%              -               -
                                                    -------------     -----------     ------------   -------------   -------------
       Total expenses                                        0.15%           0.16%            0.16%           0.21%           0.21%
   Ratio of net investment income to
     average net assets                                      1.40%           2.39%            5.64%           5.60%           4.98%

----------
(1) Amount is less than 0.01%.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (expressed in U.S. dollares)

1. ORGANIZATION AND ACCOUNTING POLICIES. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Fund commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

   The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

   C. FEDERAL INCOME TAXES. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that is it not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At June 30, 2003, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

   D. OTHER. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2003, the Portfolio incurred $3,351,976 for advisory services.

   ADMINISTRATIVE FEES. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2003, the Portfolio incurred $1,173,192 for administrative services.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the year ended June 30, 2003, the Portfolio incurred $58,735 for the Trustees' fees.

   CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended June 30, 2003, the Portfolio incurred $459,999 for custody services. These fees were reduced by $3,753 as a result of an expense offset arrangement with the Portfolio's custodian.

BBH U.S. MONEY MARKET PORTFOLIO

INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
BBH Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of BBH U.S. Money Market Portfolio (the "Portfolio"), including the portfolio of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Money Market Portfolio as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP


Boston, Massachusetts
August 15, 2003

BBH U.S. MONEY MARKET PORTFOLIO

SUPPLEMENTAL PROXY INFORMATION
June 30, 2003 (unaudited)

On August 9, 2002 and through a written consent, the undersigned holder of record of interests in the BBH U.S. Money Market Portfolio (the "Portfolio"), acting pursuant to Section 9.8 of the Declaration of Trust of the Portfolio dated as of June 15, 1993, and, if applicable, the authority of its investors, does hereby approve and consent to the following actions, which approval and consent shall for all purposes be treated as a vote taken at a meeting of holders duly called for such purpose:

PROPOSAL 1:

   Resolved: That the Portfolio's fundamental policy regarding borrowing is hereby modified in its entirety as follows:

   The Portfolio may not borrow money, except as permitted by the Investment Company Act of 1940, as amended, and rules thereunder.

   Percentage of interest constituting approval, if less than 100%:     96%

PROPOSAL 2:

   Resolved: That the Portfolio's fundamental policy regarding investments in restricted securities is hereby replaced in its entirety with the following non-fundamental policy, which may be changed by the Trustees of the Portfolio without Holder approval:

   The Portfolio may not invest more than 10% of its net assets (taken at the greater of cost or market value) in illiquid securities.

   Percentage of interest constituting approval, if less than 100%:     96%

PROPOSAL 3:

   Resolved: That the Portfolio's fundamental policy regarding investments in other investment companies is hereby replaced in its entirety with the following non-fundamental policy, which may be changed by the Trustees of the Portfolio without Holder approval:

   The Portfolio may not purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that it may invest in securities of other investment companies subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act of 1940, as amended.

   Percentage of interest constituting approval, if less than 100%:     96%

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO

(unaudited)

Information pertaining to Trustees of the Portfolio and executive officers of the Portfolio is set forth below. Part B to the Registration Statement of U.S. BBH Money Market Portfolio includes additional information about the Portfolio's Trustees and is available upon request without charge through your financial advisor.

                                                                                            NUMBER OF
                                            TERM OF                                         FUNDS/
                                            OFFICE#                                         PORTFOLIO IN     OTHER
                          POSITION(S)       AND                                             FUND             TRUSTEE/
NAME,                     HELD WITH         LENGTH                                          COMPLEX          DIRECTORSHIPS
ADDRESS,                  TRUST/            OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN         HELD BY
AND AGE                   PORTFOLIO         SERVED       DURING PAST 5 YEARS                BY TRUSTEE^      TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Trustees

Joseph V. Shields Jr.     Chairman of       Since        Managing Director, Chairman        13               None
(aged 65)                 the Board         1990         and Chief Executive Officer of
Shields & Company         and Trustee                    Shields & Company (registered
140 Broadway                                             broker-dealer and member of
New York, NY 10005                                       New York Stock Exchange);
                                                         Chairman of Capital Management
                                                         Associates, Inc. (registered
                                                         investment adviser); Vice
                                                         Chairman and Trustee of New
                                                         York Racing Association;
                                                         Director of Flowers
                                                         Industries, Inc. (diversified
                                                         food company).

Eugene P. Beard           Trustee           Since        Retired; Vice Chairman-Finance/    13               Director of Old
(aged 68)                                   1993         Operations and CFO (until                           Westbury Funds (5);
The Interpublic Group                                    February 2002); Special Advisor                     Trustee of Sandhill
of Companies, Inc.,                                      (February 2002 to present), The                     Investment Fund II.
372 Danbury Road                                         Interpublic Group of
2nd Floor                                                Companies, Inc.
Wilton, CT 06897

Richard Carpenter         Trustee           Since        Retired; Director of               13               None
(aged 70)                                   1999         Investments, Pennsylvania
10820 North                                              Public School Employees'
La Quinta Drive                                          Retirement System (until
Tucson, AZ 85737                                         December 1997).

                                                                                            NUMBER OF
                                            TERM OF                                         FUNDS/
                                            OFFICE#                                         PORTFOLIO IN     OTHER
                          POSITION(S)       AND                                             FUND             TRUSTEE/
NAME,                     HELD WITH         LENGTH                                          COMPLEX          DIRECTORSHIPS
ADDRESS,                  TRUST/            OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN         HELD BY
AND AGE                   PORTFOLIO         SERVED       DURING PAST 5 YEARS                BY TRUSTEE^      TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
David P. Feldman          Trustee           Since        Retired; Chairman and CEO of       13               Director of
(aged 63)                                   1999         AT&T Investment Management                          Dreyfus Mutual
3 Tall Oaks Drive                                        Corporation (until May 1997);                       Funds (59 Funds)
Warren, NJ 07059                                         Director of Jeffrey Co. (1992
                                                         to present); Director of QMED
                                                         (1999 to present).

J. Angus Ivory            Trustee           Since        Retired; Director of Brown         13               None
(aged 71)                                   1990         Brothers Harriman Ltd.
Greenway Farm,                                           (subsidiary of Brown Brothers
Tockenham, Swindon,                                      Harriman & Co.) (until
Wiltshire, SN4 7PP                                       December 2001); Advisor, RAF
England                                                  Central Fund (1992-June 2003).

Alan G. Lowy              Trustee           Since        Private Investor.                  13               None
(aged 64)                                   1993
4111 Clear Valley Drive
Encino, CA 91436

Arthur D. Miltenberger    Trustee           Since        Retired; Executive Vice            13               None
(aged 64)                                   1992         President and Chief Financial
503 Darlington Road                                      Officer of Richard K. Mellon
Ligonier, PA 15658                                       and Sons (until June 1998);
                                                         Vice President and Treasurer
                                                         of Richard King Mellon
                                                         Foundation (until June 1998);
                                                         Trustee, R.K. Mellon Family
                                                         Trusts (1981-June 2003);
                                                         General Partner, Mellon Family
                                                         Investment Company IV, V and
                                                         VI (1983-2002); Director of
                                                         Aerostructures Corporation
                                                         (aircraft manufacturer)
                                                         (1996-July 2003).

                                                                                            NUMBER OF
                                            TERM OF                                         FUNDS/
                                            OFFICE#                                         PORTFOLIO IN     OTHER
                          POSITION(S)       AND                                             FUND             TRUSTEE/
NAME,                     HELD WITH         LENGTH                                          COMPLEX          DIRECTORSHIPS
ADDRESS,                  TRUST/            OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN         HELD BY
AND AGE                   PORTFOLIO         SERVED       DURING PAST 5 YEARS                BY TRUSTEE^      TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Officers

Charles Izard             President         Since        President of the Trust, BBH        N/A              N/A
(aged 44)                                   2003         Common Settlement Fund, Inc.,
140 Broadway                                             BBH Common Settlement Fund II,
New York, NY 10005                                       Inc., BBH Fund, Inc. and the
                                                         BBH U.S. Money Market Portfolio
                                                         (since November 2002);
                                                         Managing Director
                                                         (since January 2001), Senior
                                                         Vice President (1995-December
                                                         2000) of Brown Brothers
                                                         Harriman & Co. ("BBH & Co.")

Michael D. Martins        Vice President,   Since        Vice President, Treasurer,         N/A              N/A
(aged 37)                 Treasurer,        2002         Principal Accounting
140 Broadway              Principal                      Officer and Principal Financial
New York, NY 10005        Accounting                     Officer of the Trust, BBH
                          Officer and                    Common Settlement Fund, Inc.,
                          Principal                      BBH Common Settlement Fund II,
                          Financial                      Inc., BBH Fund, Inc. and the
                          Officer                        BBH U.S. Money Market
                                                         Portfolio; Vice President
                                                         (since April 2002) and
                                                         Assistant Vice President
                                                         (December 1996-March 2002) of
                                                         BBH & Co.

Gail C. Jones             Secretary         Since        Secretary of the Trust, BBH        N/A              N/A
(aged 49)                                   2002         Common Settlement Fund, Inc.,
1001 Liberty Avenue                                      BBH Common Settlement Fund II,
Pittsburgh, PA                                           Inc., BBH Fund, Inc. and the
15222-3779                                               BBH U.S. Money Market Portfolio
                                                         (since August 2002); Counsel,
                                                         ReedSmith, LLP (since October
                                                         2002); Corporate Counsel
                                                         January 1997 to September 2002
                                                         and Vice President January
                                                         1999 to September 2002 of
                                                         Federated Services Company.

                                                                                            NUMBER OF
                                            TERM OF                                         FUNDS/
                                            OFFICE#                                         PORTFOLIO IN     OTHER
                          POSITION(S)       AND                                             FUND             TRUSTEE/
NAME,                     HELD WITH         LENGTH                                          COMPLEX          DIRECTORSHIPS
ADDRESS,                  TRUST/            OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN         HELD BY
AND AGE                   PORTFOLIO         SERVED       DURING PAST 5 YEARS                BY TRUSTEE^      TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Peter J. Germain          Vice President    Since        Vice President of the Trust,       N/A              N/A
(aged 43)                                   2002         BBH Common Settlement Fund,
1001 Liberty Avenue                                      Inc., BBH Common Settlement
Pittsburgh, PA                                           Fund II, Inc., BBH Fund, Inc.
15222-3779                                               and the BBH U.S. Money Market
                                                         Portfolio (since August 2002);
                                                         Senior Vice President,
                                                         Federated Services Company
                                                         (since November 1997).

Judith J. Mackin          Vice President    Since        Vice President of the Trust,       N/A              N/A
(aged 43)                                   2002         BBH Common Settlement Fund,
1001 Liberty Avenue                                      Inc., BBH Common Settlement
Pittsburgh, PA                                           Fund II, Inc., BBH Fund, Inc.
15222-3779                                               and the BBH U.S. Money Market
                                                         Portfolio (since August 2002);
                                                         Vice President of Federated
                                                         Services Company (since
                                                         November 1997)

Victor Siclari            Assistant         Since        Assistant Secretary of the         N/A              N/A
(aged 41)                 Secretary         2002         Trust, BBH Common Settlement
1001 Liberty Avenue                                      Fund, Inc., BBH Common
Pittsburgh, PA                                           Settlement Fund II, Inc., BBH
15222-3779                                               Fund, Inc. and the BBH U.S.
                                                         Money Market Portfolio (since
                                                         August 2002); Partner,
                                                         ReedSmith, LLP (since October
                                                         2002); Vice President (March
                                                         1996 to September 2002) and
                                                         Senior Corporate Counsel (July
                                                         1998 to September 2002) of
                                                         Federated Investors, Inc.

Nancy D. Osborn           Assistant         Since        Assistant Secretary of the         N/A              N/A
(aged 37)                 Secretary         2002         Trust, BBH Common Settlement
140 Broadway                                             Fund, Inc., BBH Common
New York, NY 10005                                       Settlement Fund II, Inc., BBH
                                                         Fund, Inc. and the BBH U.S.
                                                         Money Market Portfolio (since
                                                         August 2002); Assistant Vice
                                                         President (since April 2003)
                                                         and Associate of BBH & Co
                                                         (April 1996-March 2003).

                                                                                            NUMBER OF
                                            TERM OF                                         FUNDS/
                                            OFFICE#                                         PORTFOLIO IN     OTHER
                          POSITION(S)       AND                                             FUND             TRUSTEE/
NAME,                     HELD WITH         LENGTH                                          COMPLEX          DIRECTORSHIPS
ADDRESS,                  TRUST/            OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN         HELD BY
AND AGE                   PORTFOLIO         SERVED       DURING PAST 5 YEARS                BY TRUSTEE^      TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
John C. Smith             Assistant         Since 2002   Assistant Treasurer of             N/A              N/A
(age 37)                  Treasurer                      the Trust, BBH Common
50 Milk Street                                           Settlement Fund, Inc., BBH
Boston, MA 02109                                         Common Settlement Fund II,
                                                         Inc., BBH Fund, Inc. and the
                                                         BBH U.S. Money Market
                                                         Portfolio (since August 2002);
                                                         Assistant Vice President
                                                         (since September 2001),
                                                         Associate (September
                                                         2000-August 2001) and Senior
                                                         Analyst (June 1999 - August
                                                         2000) of BBH & Co.; Manager,
                                                         Fund Administration, State
                                                         Street Bank and Trust Company
                                                         (June 1997 - May 1999).

Gregory Lomakin           Assistant         Since 2002   Assistant Treasurer of the         N/A              N/A
(aged 38)                 Treasurer                      Trust, BBH Common Settlement
50 Milk Street                                           Fund, Inc., BBH Common
Boston, MA 02109                                         Settlement Fund II, Inc., BBH
                                                         Fund, Inc. and the BBH U.S.
                                                         Money Market Portfolio (since
                                                         August 2002); Vice President
                                                         (since April 2003), Assistant
                                                         Vice President (April 2001-
                                                         March 2003), and Associate (May
                                                         1992-March 2001) of BBH & Co.

# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

^ The Fund Complex consists of the Trust, BBH Fund, Inc., BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc. and BBH U.S. Money Market Portfolio. The Trust, which has four series, and BBH Fund, Inc., which has six series, are each counted as one "fund" for purposes of this table.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
by E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


[BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]


ANNUAL REPORT
JUNE 30, 2003


BBH U.S. TREASURY MONEY FUND

BBH U.S. TREASURY MONEY FUND
PORTFOLIO OF INVESTMENTS
June 30, 2003

 PRINCIPAL
  AMOUNT                                                                    VALUE
------------                                                            -------------
               U.S. TREASURY BILLS (a) (89.4%)
$  8,970,000   due 07/03/03, 1.128%                                     $   8,969,439
  17,040,000   due 07/17/03, 0.797%                                        17,033,978
  27,000,000   due 07/24/03, 0.836%                                        26,985,510
  12,755,000   due 07/31/03, 1.068%                                        12,743,674
   3,450,000   due 08/21/03, 1.035%                                         3,444,952
  41,950,000   due 09/04/03, 0.963%                                        41,877,262
   5,630,000   due 09/18/03, 1.104%                                         5,616,286
   1,400,000   due 10/09/03, 1.156%                                         1,395,528
   1,330,000   due 12/04/03, 1.010%                                         1,324,208
   3,060,000   due 12/11/03, 0.868%                                         3,048,016
                                                                        -------------
               TOTAL U.S. TREASURY BILLS                                  122,438,853
                                                                        -------------

               U.S. TREASURY NOTES (10.3%)
   3,000,000   due 08/15/03, 5.250%                                         3,012,833
  10,000,000   due 08/31/03, 3.625%                                        10,040,941
   1,000,000   due 11/30/03, 3.000%                                         1,006,164
                                                                        -------------
               TOTAL U.S. TREASURY NOTES                                   14,059,938
                                                                        -------------

TOTAL INVESTMENTS, AT AMORTIZED COST                          99.7%     $ 136,498,791
OTHER ASSETS IN EXCESS OF LIABILITIES                          0.3            387,492
                                                             -----      -------------
NET ASSETS                                                   100.0%     $ 136,886,283
                                                             =====      =============

(a) Rates shown are yields to maturity at time of purchase.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003

ASSETS:
   Investments, at amortized cost                              $   136,498,791
   Cash                                                                294,892
   Interest receivable                                                 201,373
   Prepaid expenses                                                      6,802
                                                               ---------------
       TOTAL ASSETS                                                137,001,858
                                                               ---------------

LIABILITIES:
   Payables for:
     Shareholder servicing/eligible institution fees                    29,470
     Professional fees                                                  29,295
     Investment advisory fees                                           19,646
     Administrative fees                                                13,764
     Custody fees                                                        7,018
     Board of Trustees' fees                                             2,522
     Dividends declared                                                  1,881
     Accrued expenses and other liabilities                             11,979
                                                               ---------------
       TOTAL LIABILITIES                                               115,575
                                                               ---------------

NET ASSETS, for 136,885,852 fund shares outstanding            $   136,886,283
                                                               ===============

Net Assets Consist of:
   Paid-in capital                                             $   136,886,283
                                                               ===============

NET ASSET VALUE AND OFFERING PRICE PER SHARE                   $          1.00
                                                               ===============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND
STATEMENT OF OPERATIONS
For the year ended June 30, 2003

NET INVESTMENT INCOME:
   INCOME:
     Interest                                                  $     2,656,557
                                                               ---------------

   EXPENSES:
     Shareholder servicing/eligible institution fees                   402,196
     Investment advisory fees                                          268,131
     Administrative fees                                               178,754
     Custody fees                                                       46,147
     Professional fees                                                  42,727
     Board of Trustees' fees                                             8,885
     Miscellaneous expenses                                             65,424
                                                               ---------------
       TOTAL EXPENSES                                                1,012,264
       Expense offset arrangement                                       (1,502)
                                                               ---------------
       NET EXPENSES                                                  1,010,762
                                                               ---------------
   NET INVESTMENT INCOME                                       $     1,645,795
                                                               ===============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE            FOR THE
                                                                      YEAR ENDED         YEAR ENDED
                                                                     JUNE 30, 2003      JUNE 30, 2002
                                                                    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  From Operations:
    Net investment income                                           $     1,645,795    $     4,013,421
  Dividends declared from net investment income                          (1,637,907)        (4,021,823)
                                                                    ---------------    ---------------
    Net increase (decrease) in net assets from operations                     7,888             (8,402)
                                                                    ---------------    ---------------

  From Fund Share (Principal) Transactions at
    Net Asset Value of $1.00 per share:
       Fund shares sold                                                 577,290,183        634,955,848
       Fund shares issued in reinvestment of dividends                      598,130          1,499,587
       Fund shares repurchased                                         (629,020,187)      (634,475,606)
                                                                    ---------------    ---------------
         Net increase (decrease) in net assets resulting
           from fund share transactions                                 (51,131,874)         1,979,829
                                                                    ---------------    ---------------
         Total increase (decrease) in net assets                        (51,123,986)         1,971,427

NET ASSETS:
   Beginning of year                                                    188,010,269        186,038,842
                                                                    ---------------    ---------------
   END OF YEAR                                                      $   136,886,283    $   188,010,269
                                                                    ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                                    FOR THE YEARS ENDED JUNE 30,
                                                -------------------------------------------------------------------
                                                   2003           2002           2001          2000         1999
                                                ----------     ----------     ----------    ----------   ----------
Net asset value, beginning of year              $     1.00     $     1.00     $     1.00    $     1.00   $     1.00
Income from investment operations:
   Net investment income                              0.01           0.02           0.05          0.05         0.04
Dividends to shareholders from net
   investment income                                 (0.01)         (0.02)         (0.05)        (0.05)       (0.04)
                                                ----------     ----------     ----------    ----------   ----------
Net asset value, end of year                    $     1.00     $     1.00     $     1.00    $     1.00   $     1.00
                                                ==========     ==========     ==========    ==========   ==========
Total return                                          0.91%          1.95%          5.20%         4.75%        4.15%
Ratios/ Supplemental Data:
   Net assets, end of year
     (000's omitted)                            $  136,886     $  188,010     $  186,039    $  134,425   $  193,222
   Ratio of expenses to average
     net assets                                       0.57%(1)       0.56%(1)       0.55%         0.57%        0.62%
   Ratio of net investment income to
     average net assets                               0.92%          1.91%          5.00%         4.68%        4.07%


----------
(1) The ratio of expenses to average net assets for the years ended June 30, 2003 and 2002 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.57% and 0.56%, respectively.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. TREASURY MONEY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH U.S. Treasury Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 2003, there were four series of the Trust.

    The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

    A. VALUATION OF INVESTMENTS. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

    B. INTEREST INCOME. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

    C. FEDERAL INCOME TAXES. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At June 30, 2003, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

    D. DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly to shareholders.

    E. OTHER. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

2.  TRANSACTIONS WITH AFFILIATES.

    INVESTMENT ADVISORY FEES. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2003, the Fund incurred $268,131 for advisory services.

    ADMINISTRATIVE FEES. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2003, the Fund incurred $178,754 for administrative services.

    SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.225% of the Fund's average daily net assets. For the year ended June 30, 2003, the Fund incurred $402,196 for shareholder servicing/eligible institution services.

    BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2003, the Fund incurred $8,885 for Trustees' fees.

    CUSTODY FEES. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended June 30, 2003, the Fund incurred $46,147 for custody services. These fees were reduced by $1,502 as a result of an expense offset arrangement with the Fund's custodian.

BBH U.S. TREASURY MONEY FUND
INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
BBH U.S. Treasury Money Fund (a series of BBH Trust):

We have audited the accompanying statement of assets and liabilities of BBH U.S. Treasury Money Fund (a series of BBH Trust) (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH U.S. Treasury Money Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 15, 2003

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
(unaudited)

Information pertaining to the Trustees of the Trust and executive officers of the Trust is set forth below. Part B to the Registration Statement of BBH U.S. Treasury Money Fund includes additional information about the Fund's Trustees and is available upon request without charge through your financial advisor.

                                                                                                  NUMBER OF
                                             TERM OF                                              FUNDS/
                                             OFFICE#                                              PORTFOLIO      OTHER
                          POSITION(S)        AND                                                  IN FUND        TRUSTEE/
NAME,                     HELD WITH          LENGTH                                               COMPLEX        DIRECTORSHIPS
ADDRESS,                  TRUST/             OF TIME      PRINCIPAL OCCUPATION(S)                 OVERSEEN       HELD BY
AND AGE                   PORTFOLIO          SERVED       DURING PAST 5 YEARS                     BY TRUSTEE^    TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
TRUSTEES

Joseph V. Shields Jr.     Chairman of        Since        Managing Director, Chairman             13             None
(aged 65)                 the Board and      1990         and Chief Executive Officer of
Shields & Company         Trustee                         Shields & Company (registered
140 Broadway                                              broker-dealer and member of
New York, NY 10005                                        New York Stock Exchange);
                                                          Chairman of Capital Management
                                                          Associates, Inc. (registered
                                                          investment adviser); Vice
                                                          Chairman and Trustee of New
                                                          York Racing Association;
                                                          Director of Flowers
                                                          Industries, Inc. (diversified
                                                          food company).

Eugene P. Beard           Trustee            Since        Retired; Vice Chairman-Finance/         13             Director of
(aged 68)                                    1993         Operations and CFO (until                              Old Westbury
The Interpublic Group                                     February 2002); Special Advisor                        Funds (5);
of Companies, Inc.,                                       (February 2002 to present), The                        Trustee of
372 Danbury Road                                          Interpublic Group of                                   Sandhill
2nd Floor                                                 Companies, Inc.                                        Investment
Wilton, CT 06897                                                                                                 Fund II.

Richard Carpenter         Trustee            Since        Retired; Director of                    13             None
(aged 70)                                    1999         Investments, Pennsylvania
10820 North                                               Public School Employees'
La Quinta Drive                                           Retirement System (until
Tucson, AZ 85737                                          December 1997).

David P. Feldman          Trustee            Since        Retired; Chairman and CEO of            13             Director of
(aged 63)                                    1990         AT&T Investment Management                             Dreyfus
3 Tall Oaks Drive                                         Corporation (until May 1997);                          Mutual Funds
Warren, NJ 07059                                          Director of Jeffrey Co. (1992                          (59 Funds)
                                                          to present); Director of QMED
                                                          (1999 to present).

J. Angus Ivory            Trustee            Since        Retired; Director of Brown              13             None
(aged 71)                                    1999         Brothers Harriman Ltd.
Greenway Farm,                                            (subsidiary of Brown Brothers
Tockenham, Swindon,                                       Harriman & Co.) (until
Wiltshire, SN4 7PP                                        December 2001); Advisor, RAF
England                                                   Central Fund (1992-June 2003).

                                                                                                  NUMBER OF
                                             TERM OF                                              FUNDS/
                                             OFFICE#                                              PORTFOLIO      OTHER
                          POSITION(S)        AND                                                  IN FUND        TRUSTEE/
NAME,                     HELD WITH          LENGTH                                               COMPLEX        DIRECTORSHIPS
ADDRESS,                  TRUST/             OF TIME      PRINCIPAL OCCUPATION(S)                 OVERSEEN       HELD BY
AND AGE                   PORTFOLIO          SERVED       DURING PAST 5 YEARS                     BY TRUSTEE^    TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Alan G. Lowy              Trustee            Since        Private Investor.                       13             None
(aged 64)                                    1993
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D.                 Trustee            Since        Retired; Executive Vice                 13             None
Miltenberger                                 1992         President and Chief Financial
(aged 64)                                                 Officer of Richard K. Mellon
503 Darlington Road                                       and Sons (until June 1998);
Ligonier, PA 15658                                        Vice President and Treasurer
                                                          of Richard King Mellon
                                                          Foundation (until June 1998);
                                                          Trustee, R.K. Mellon Family
                                                          Trusts (1981-June 2003);
                                                          General Partner, Mellon Family
                                                          Investment Company IV, V and
                                                          VI (1983-2002); Director of
                                                          Aerostructures Corporation
                                                          (aircraft manufacturer)
                                                          (1996-July 2003).

OFFICERS

Charles Izard             President          Since        President of the Trust, BBH             N/A            N/A
(aged 44)                                    2003         Common Settlement Fund, Inc.,
140 Broadway                                              BBH Common Settlement Fund II,
New York, NY 10005                                        Inc., BBH Fund, Inc. and the
                                                          BBH U.S. Money Market
                                                          Portfolio (since November
                                                          2002); Managing Director
                                                          (since January 2001), Senior
                                                          Vice President (1995-December
                                                          2000) of Brown Brothers
                                                          Harriman & Co. ("BBH & Co.")

Michael D. Martins        Vice President,    Since        Vice President, Treasurer,              N/A            N/A
(aged 37)                 Treasurer,         2002         Principal Accounting Officer
140 Broadway              Principal                       and Principal Financial
New York, NY 10005        Accounting                      Officer of the Trust, BBH
                          Officer and                     Common Settlement Fund, Inc.,
                          Principal                       BBH Common Settlement Fund II,
                          Financial                       Inc., BBH Fund, Inc. and the
                          Officer                         BBH U.S. Money Market
                                                          Portfolio; Vice President
                                                          (since April 2002) and
                                                          Assistant Vice President
                                                          (December 1996-March 2002) of
                                                          BBH & Co.

                                                                                                  NUMBER OF
                                             TERM OF                                              FUNDS/
                                             OFFICE#                                              PORTFOLIO      OTHER
                          POSITION(S)        AND                                                  IN FUND        TRUSTEE/
NAME,                     HELD WITH          LENGTH                                               COMPLEX        DIRECTORSHIPS
ADDRESS,                  TRUST/             OF TIME      PRINCIPAL OCCUPATION(S)                 OVERSEEN       HELD BY
AND AGE                   PORTFOLIO          SERVED       DURING PAST 5 YEARS                     BY TRUSTEE^    TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Gail C. Jones             Secretary          Since        Secretary of the Trust, BBH Common      N/A            N/A
(aged 49)                                    2002         Settlement Fund, Inc., BBH Common
1001 Liberty Avenue                                       Settlement Fund II, Inc., BBH Fund,
Pittsburgh, PA                                            Inc. and the BBH U.S. Money Market
15222-3779                                                Portfolio (since August 2002);
                                                          Counsel, ReedSmith, LLP (since
                                                          October 2002); Corporate Counsel
                                                          January 1997 to September 2002 and
                                                          Vice President January 1999 to
                                                          September 2002 of Federated Services
                                                          Company.

Peter J. Germain          Vice President     Since        Vice President of the Trust,            N/A            N/A
(aged 43)                                    2002         BBH Common Settlement Fund, Inc.,
1001 Liberty Avenue                                       BBH Common Settlement Fund II, Inc.,
Pittsburgh, PA                                            BBH Fund, Inc. and the BBH U.S.
15222-3779                                                Money Market Portfolio (since
                                                          August 2002); Senior Vice President,
                                                          Federated Services Company
                                                          (since November 1997).

Judith J. Mackin          Vice President     Since        Vice President of the Trust,            N/A            N/A
(aged 43)                                    2002         BBH Common Settlement Fund, Inc.,
1001 Liberty Avenue                                       BBH Common Settlement Fund II, Inc.,
Pittsburgh, PA                                            BBH Fund, Inc. and the BBH U.S.
15222-3779                                                Money Market Portfolio (since
                                                          August 2002); Vice President of
                                                          Federated Services Company
                                                          (since November 1997).

Victor Siclari            Assistant          Since        Assistant Secretary of the Trust,       N/A            N/A
(aged 41)                 Secretary          2002         BBH Common Settlement Fund, Inc.,
1001 Liberty Avenue                                       BBH Common Settlement Fund II, Inc.,
Pittsburgh, PA                                            BBH Fund, Inc. and the BBH U.S.
15222-3779                                                Money Market Portfolio (since
                                                          August 2002); Partner, ReedSmith, LLP
                                                          (since October 2002); Vice President
                                                          (March 1996 to September 2002)
                                                          and Senior Corporate Counsel (July
                                                          1998 to September 2002) of Federated
                                                          Investors, Inc.

                                                                                                  NUMBER OF
                                             TERM OF                                              FUNDS/
                                             OFFICE#                                              PORTFOLIO      OTHER
                          POSITION(S)        AND                                                  IN FUND        TRUSTEE/
NAME,                     HELD WITH          LENGTH                                               COMPLEX        DIRECTORSHIPS
ADDRESS,                  TRUST/             OF TIME      PRINCIPAL OCCUPATION(S)                 OVERSEEN       HELD BY
AND AGE                   PORTFOLIO          SERVED       DURING PAST 5 YEARS                     BY TRUSTEE^    TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Nancy D. Osborn           Assistant          Since        Assistant Secretary of the Trust,       N/A            N/A
(aged 37)                 Secretary          2002         BBH Common Settlement Fund, Inc.,
140 Broadway                                              BBH Common Settlement Fund II, Inc.,
New York, NY 10005                                        BBH Fund, Inc. and the BBH U.S.
                                                          Money Market Portfolio (since
                                                          August 2002); Assistant Vice
                                                          President (since April 2003) and
                                                          Associate of BBH & Co. (April
                                                          1996-March 2003).

John C. Smith             Assistant          Since        Assistant Treasurer of the Trust,       N/A            N/A
(age 37)                  Treasurer          2002         BBH Common Settlement Fund, Inc.,
50 Milk Street                                            BBH Common Settlement Fund II,
Boston, MA 02109                                          Inc., BBH Fund, Inc. and the BBH U.S.
                                                          Money Market Portfolio (since
                                                          August 2002); Assistant Vice
                                                          President (since September
                                                          2001), Associate (September 2000-August
                                                          2001) and Senior Analyst (June 1999-
                                                          August 2000) of BBH & Co.;
                                                          Manager, Fund Administration, State
                                                          Street Bank and Trust Company
                                                          (June 1997- May 1999).

Gregory Lomakin           Assistant          Since        Assistant Treasurer of the Trust,       N/A            N/A
(aged 38)                 Treasurer          2002         BBH Common Settlement Fund, Inc.,
50 Milk Street                                            BBH Common Settlement Fund II, Inc.,
Boston, MA 02109                                          BBH Fund, Inc. and the BBH U.S.
                                                          Money Market Portfolio (since
                                                          August 2002); Vice President (since
                                                          April 2003), Assistant Vice President
                                                          (April 2001-March 2003), and
                                                          Associate (May 1992-March 2001) of
                                                          BBH & Co.

# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

^ The Fund Complex consists of the Trust, BBH Fund, Inc., BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc. and BBH U.S. Money Market Portfolio. The Trust, which has four series, and BBH Fund, Inc., which has six series, are each counted as one "fund" for purposes of this table.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759



TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

[BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]

ANNUAL REPORT
JUNE 30, 2003


BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS
June 30, 2003

  PRINCIPAL                                                                    MATURITY     INTEREST
   AMOUNT                                                                        DATE         RATE            VALUE
------------                                                                  ----------   ----------    ---------------
               MUNICIPAL BONDS (98.7%)
               EDUCATION (7.4%)
$  1,935,000   Alabama State Public School & College Authority                  11/01/05        5.250%   $     2,108,066
     730,000   Arizona School Facilities Board                                  07/01/05        5.000            783,524
   1,600,000   Connecticut State Health & Educational Facilities Authority*     07/01/03        1.000          1,600,000
   1,100,000   Connecticut State Health & Educational Facilities Authority*     07/01/03        1.000          1,100,000
     500,000   Florida State Board of Education, Lottery Revenue                07/01/05        5.000            536,250
     100,000   New Jersey State Educational Facilities Authority*               07/01/03        1.000            100,000
   1,500,000   Texas A & M University Revenue                                   05/15/07        5.000          1,671,105
                                                                                                         ---------------
               TOTAL EDUCATION                                                                                 7,898,945
                                                                                                         ---------------

               ESCROWED TO MATURITY (a) (1.5%)
   1,570,000   Mashantucket Western Pequot Tribe, Connecticut                   09/01/03        6.250          1,583,942
                                                                                                         ---------------

               GENERAL OBLIGATIONS (40.1%)
   1,000,000   Arlington, Texas                                                 08/15/05        5.200          1,081,020
   1,475,000   Austin, Texas                                                    09/01/06        5.250          1,641,808
   2,000,000   Austin, Texas                                                    09/01/06        5.000          2,210,140
   1,515,000   Birmingham, Alabama                                              07/01/05        5.000          1,625,459
   1,000,000   Chicago, Illinois, Metropolitan Water Reclamation District       12/01/07        5.000          1,124,330
   1,000,000   Chicago, Illinois, Park District                                 01/01/08        4.500          1,093,590
   1,000,000   Connecticut State                                                06/15/05        5.000          1,071,410
   1,000,000   Delaware County, Pennsylvania                                    10/01/05        5.300          1,087,570
     250,000   Denver, Colorado, City & County                                  08/01/04        5.250            261,483
     655,000   Du Page County, Illinois, Forest Preserve District               11/01/05        6.000            723,886
   1,000,000   Georgia State                                                    02/01/05        5.000          1,059,560
   1,000,000   Harris County, Texas                                             10/01/05        5.000          1,080,930
   1,750,000   Hawaii State                                                     02/01/07        5.250          1,951,635
   1,175,000   Houston, Texas, Independent School District                      07/15/06        3.500          1,242,598
   1,000,000   Illinois State                                                   06/01/05        5.500          1,078,760

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                                    MATURITY     INTEREST
   AMOUNT                                                                        DATE         RATE            VALUE
------------                                                                  ----------   ----------    ---------------
               MUNICIPAL BONDS (CONTINUED)
               GENERAL OBLIGATIONS (CONTINUED)
$  1,500,000   Illinois State                                                   08/01/07        5.000%   $     1,675,065
   2,000,000   Massachusetts State                                              01/01/07        4.000          2,131,860
   1,725,000   Milwaukee County, Wisconsin                                      08/01/07        4.000          1,863,224
   1,000,000   Milwaukee, Wisconsin                                             09/01/06        5.000          1,105,070
   1,000,000   Minneapolis, Minnesota                                           12/01/05        5.000          1,088,010
   1,000,000   Mississippi State                                                12/01/05        5.000          1,086,510
     500,000   New York, New York*                                              07/01/03        0.950            500,000
   1,000,000   North Carolina State                                             09/01/05        5.000          1,079,620
     845,000   Pennsylvania State                                               04/15/04        6.000            861,173
   1,135,000   Salt Lake City, Utah                                             06/15/05        5.000          1,216,277
   2,000,000   San Antonio, Texas                                               02/01/05        4.000          2,085,540
   1,000,000   Shelby County, Tennessee                                         04/01/06        5.000          1,093,450
   1,000,000   Tempe, Arizona, High School District                             07/01/06        5.000          1,100,530
   2,500,000   Texas State                                                      10/01/06        5.000          2,769,150
   1,000,000   Texas State                                                      10/01/07        5.000          1,122,560
   1,900,000   Tulsa County, Oklahoma, Independent School District              06/01/05        5.750          2,059,372
     725,000   Virginia Beach, Virginia                                         07/15/07        5.300            820,910
   1,000,000   Virginia State                                                   06/01/06        4.000          1,072,540
                                                                                                         ---------------
               TOTAL GENERAL OBLIGATIONS                                                                      43,065,040
                                                                                                         ---------------

               INDUSTRIAL (2.6%)
     600,000   Forsyth, Montana, Pollution Control Revenue*                     07/01/03        1.100            600,000
   1,000,000   Greater Detroit, Michigan, Resource Recovery Authority           12/13/04        5.500          1,060,630
   1,020,000   Missouri State Environmental Improvement & Energy Resources
                Authority, Pollution Control Revenue                            01/01/06        6.000          1,131,272
                                                                                                         ---------------
               TOTAL INDUSTRIAL                                                                                2,791,902
                                                                                                         ---------------

               MISCELLANEOUS (7.9%)
   1,000,000   Alaska State Housing Financial Corp.                             12/01/05        5.000          1,085,010
   1,000,000   Kentucky State Property & Buildings Commission                   02/01/06        5.250          1,093,960
   1,450,000   Maine Governmental Facilities Authority                          10/01/05        5.500          1,583,719

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   PRINCIPAL                                                                   MATURITY     INTEREST
    AMOUNT                                                                       DATE         RATE            VALUE
------------                                                                  ----------   ----------    ---------------
               MUNICIPAL BONDS (CONTINUED)
               MISCELLANEOUS (CONTINUED)
$  3,000,000   Michigan State Building Authority                                10/15/04        5.000%   $     3,152,670
     600,000   New York, New York, City Transitional Finance Authority*         07/01/03        1.100            600,000
     940,000   Virginia State Public Building Authority                         08/01/04        5.000            980,645
                                                                                                         ---------------
               TOTAL MISCELLANEOUS                                                                             8,496,004
                                                                                                         ---------------

               PRE-REFUNDED (a) (5.2%)
   1,500,000   Connecticut State                                                08/15/04        5.900          1,597,470
   1,270,000   District of Columbia                                             06/01/04        5.800          1,351,369
   1,000,000   Minnesota State                                                  10/01/04        6.000          1,062,080
     500,000   Nebraska Public Power District                                   01/01/05        5.250            535,290
   1,000,000   West Palm Beach, Florida, Utilities System Revenue               10/01/04        5.750          1,068,850
                                                                                                         ---------------
               TOTAL PRE-REFUNDED                                                                              5,615,059
                                                                                                         ---------------

               SALES TAX (1.0%)
   1,000,000   Jacksonville, Florida, Sales Tax Revenue                         10/01/05        5.000          1,080,930
                                                                                                         ---------------

               TRANSPORTATION (12.7%)
   1,000,000   Massachusetts Bay Transportation Authority                       03/01/05        5.300          1,066,460
   1,000,000   Michigan State Trunk Line Highway Revenue                        10/01/06        5.000          1,106,990
   1,500,000   New Jersey State Transit Corp.                                   02/01/05        5.500          1,599,375
   1,000,000   New Jersey State Transportation Trust                            12/15/06        5.000          1,111,260
   1,040,000   New Mexico Finance Authority, Highway Revenue                    09/01/06        5.000          1,149,273
   1,500,000   New Mexico State Highway Commission                              06/15/06        5.000          1,647,870
   1,000,000   Orlando & Orange County, Florida, Expressway Authority           07/01/07        4.500          1,098,950
   1,500,000   Texas State Turnpike Authority                                   06/01/07        5.000          1,667,430
   2,000,000   Texas State Turnpike Authority                                   06/01/07        4.000          2,148,240
     925,000   Triborough Building & Tunnel Authority, New York                 11/15/06        4.000            995,744
                                                                                                         ---------------
               TOTAL TRANSPORTATION                                                                           13,591,592
                                                                                                         ---------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                                    MATURITY     INTEREST
   AMOUNT                                                                        DATE         RATE            VALUE
------------                                                                  ----------   ----------    ---------------
               MUNICIPAL BONDS (CONTINUED)
               UTILITIES (8.0%)
$  3,000,000   Austin, Texas, Electric Utilities System Revenue                 11/15/05        5.000%   $     3,255,030
     900,000   Boise-Kuna Irrigation District, Idaho, Hydroelectricity
                Plant Project                                                   07/01/07        5.250          1,013,832
   1,000,000   Nebraska Public Power District                                   01/01/07        4.000          1,070,490
   2,000,000   Salt River Project, Arizona                                      01/01/05        5.000          2,111,320
   1,000,000   St. John's River Power Park, Florida                             10/01/06        5.000          1,106,650
                                                                                                         ---------------
               TOTAL UTILITIES                                                                                 8,557,322
                                                                                                         ---------------

               WATER/SEWER (12.3%)
   2,500,000   Dallas, Texas, Waterworks & Sewer System Revenue                 10/01/06        5.000          2,769,150
   1,500,000   De Kalb County, Georgia, Water & Sewer Revenue                   10/01/05        6.250          1,661,445
   2,500,000   Houston, Texas, Water & Sewer System Revenue                     12/01/05        5.000          2,716,275
   1,000,000   Irving, Texas, Waterworks & Sewer Revenue                        08/15/07        4.375          1,095,440
   1,500,000   Michigan Municipal Bond Authority, Clean Water Revenue           10/01/05        5.500          1,640,445
   1,000,000   Michigan Municipal Bond Authority, Clean Water Revenue           10/01/06        5.000          1,108,670
   1,000,000   Ohio State Water Development Authority                           06/01/06        5.000          1,098,300
   1,000,000   Tarrant Regional Water District, Texas                           03/01/06        4.500          1,076,830
                                                                                                         ---------------
               TOTAL WATER/SEWER                                                                              13,166,555
                                                                                                         ---------------

TOTAL INVESTMENTS (IDENTIFIED COST $102,538,369) (b)                                             98.7%   $   105,847,291
OTHER ASSETS IN EXCESS OF LIABILITIES                                                             1.3          1,413,662
                                                                                           ----------    ---------------
NET ASSETS                                                                                      100.0%   $   107,260,953
                                                                                           ==========    ===============

* Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2003 coupon rate.

(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

(b) The aggregate cost for federal income tax purposes is $102,538,369. The aggregate gross unrealized appreciation is $3,308,922, and the aggregate gross unrealized depreciation is $0, resulting in net unrealized appreciation of $3,308,922.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003

ASSETS:
  Investments in securities, at value (identified cost $102,538,369)          $  105,847,291
  Cash                                                                                 7,573
  Interest receivable                                                              1,215,973
  Receivable for fund shares sold                                                    325,831
  Prepaid expenses                                                                     4,262
                                                                              --------------
       TOTAL ASSETS                                                              107,400,930
                                                                              --------------

LIABILITIES:
  Payables for:
    Professional fees                                                                 27,112
    Capital stock redeemed                                                            25,000
    Investment advisory fees                                                          21,342
    Shareholder servicing/eligible institution fees                                   21,342
    Custody fees                                                                      12,862
    Administrative fees                                                               12,806
    Dividends and distributions declared                                               5,923
    Board of Trustees' fees                                                            2,909
    Accrued expenses and other liabilities                                            10,681
                                                                              --------------
       TOTAL LIABILITIES                                                             139,977
                                                                              --------------

NET ASSETS                                                                    $  107,260,953
                                                                              ==============

Net Assets Consist of:
  Paid-in capital                                                                103,602,406
  Distributions in excess of net investment income                                    (5,923)
  Accumulated net realized gain on investments                                       355,548
  Net unrealized appreciation on investments                                       3,308,922
                                                                              --------------

Net Assets                                                                    $  107,260,953
                                                                              ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
  ($107,260,953 DIVIDED BY 9,870,215 shares)                                  $        10.87
                                                                              ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

STATEMENT OF OPERATIONS
For the year ended June 30, 2003

NET INVESTMENT INCOME:
   INCOME:
     Interest income                                                          $    3,271,073
                                                                              --------------

   EXPENSES:
     Investment advisory fees                                                        259,728
     Shareholder servicing/eligible institution fees                                 259,728
     Administrative fees                                                             155,837
     Custody fees                                                                     77,596
     Professional fees                                                                35,674
     Board of Trustees' fees                                                          10,346
     Miscellaneous expenses                                                           56,510
                                                                              --------------
       TOTAL EXPENSES                                                                855,419
       Expense offset arrangement                                                     (1,817)
                                                                              --------------
       NET EXPENSES                                                                  853,602
                                                                              --------------
   NET INVESTMENT INCOME                                                           2,417,471
                                                                              --------------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                                  420,227
   Net change in unrealized appreciation on investments                            1,153,402
                                                                              --------------
       NET REALIZED AND UNREALIZED GAIN                                            1,573,629
                                                                              --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $    3,991,100
                                                                              ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE           FOR THE
                                                                          YEAR ENDED        YEAR ENDED
                                                                        JUNE 30, 2003     JUNE 30, 2002
                                                                       --------------    --------------
INCREASE IN NET ASSETS:
   Operations:
     Net investment income                                             $    2,417,471    $    2,209,539
     Net realized gain on investments                                         420,227           439,730
     Net change in unrealized appreciation on investments                   1,153,402           877,474
                                                                       --------------    --------------
       Net increase in net assets resulting from operations                 3,991,100         3,526,743
                                                                       --------------    --------------

   Dividends and distributions declared:
     Net investment income                                                 (2,448,441)       (2,220,414)
     From net realized gain                                                  (317,193)         (121,982)
                                                                       --------------    --------------
       Total dividends and distributions declared                          (2,765,634)       (2,342,396)
                                                                       --------------    --------------

   Fund shares transactions:
     Net proceeds from sales of fund shares                                72,500,590        57,199,590
     Net asset value of fund shares issued to shareholders in
       reinvestment of distributions                                          917,532           893,480
     Net cost of fund shares repurchased                                  (49,747,275)      (41,504,749)
                                                                       --------------    --------------
       Net increase in net assets resulting from fund shares
         transactions                                                      23,670,847        16,588,321
                                                                       --------------    --------------
       Total increase in net assets                                        24,896,313        17,772,668

NET ASSETS:
   Beginning of year                                                       82,364,640        64,591,972
                                                                       --------------    --------------
   END OF YEAR (including distributions in excess of net
     investment income of $5,923 and undistributed net
     investment income of $15,051, respectively)                       $  107,260,953    $   82,364,640
                                                                       ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                                            FOR THE YEARS ENDED JUNE 30,
                                                        --------------------------------------------------------------------
                                                           2003            2002          2001          2000          1999
                                                        -----------     ----------    ----------    ----------    ----------
Net asset value, beginning of year                      $     10.73     $    10.53    $    10.24    $    10.30    $    10.40
Income from investment operations:
   Net investment income                                       0.25           0.31          0.35          0.34          0.35
   Net realized and unrealized gain (loss)
     on investments                                            0.18           0.22          0.29         (0.06)        (0.10)
Less dividends and distributions:
   From net investment income                                 (0.26)         (0.31)        (0.35)        (0.34)        (0.35)
   From net realized gains                                    (0.03)         (0.02)            -             -             -
                                                        -----------     ----------    ----------    ----------    ----------
Net asset value, end of year                            $     10.87     $    10.73    $    10.53    $    10.24    $    10.30
                                                        ===========     ==========    ==========    ==========    ==========
Total return                                                   4.04%          5.14%         6.37%         2.88%         2.44%
Ratios/ Supplemental Data:
   Net assets, end of year
     (000's omitted)                                    $   107,261     $   82,365    $   64,592    $   78,381    $   75,719
   Ratio of expenses to average net assets:
     Net expenses paid by Fund                                 0.82%          0.83%         0.77%         0.85%         0.82%
     Expense offset arrangement                                0.00%(1)       0.01%         0.06%         0.03%         0.01%
                                                        -----------     ----------    ----------    ----------    ----------
       Total expenses                                          0.82%          0.84%         0.83%         0.88%         0.83%
   Ratio of net investment
     income to average net assets                              2.33%          2.90%         3.36%         3.29%         3.37%
   Portfolio turnover rate                                       82%            94%           45%           22%           44%

----------
(1)  Amount is less than 0.01%.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Tax Free Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 2003, there were four series of the Trust.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) are valued on the basis of valuations furnished by pricing services, use of which has been approved by the Board of Trustees. In making such valuations, the pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

      Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

   C. FEDERAL INCOME TAXES. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to its shareholders. Accordingly, no federal income tax provision is required.

   D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

   E. CHANGE IN ACCOUNTING PRINCPLE. As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discounts or premiums on debt securities using the interest method. Prior to July 1, 2001, the Fund amortized discount or premiums on debt securities using the straight-line method.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2003, the Fund incurred $259,728 for advisory services.

   ADMINISTRATIVE FEES. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2003, the Fund incurred $155,837 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended June 30, 2003, the Fund incurred $259,728 for shareholder servicing/eligible institution services.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2003, the Fund incurred $10,346 for Trustees' fees.

   CUSTODY FEES. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended June 30, 2003, the Fund incurred $77,596 for custody services. These fees were reduced by $1,817 as a result of an expense offset arrangement with the Fund's custodian.

3. INVESTMENT TRANSACTIONS. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.2% to 28.0% of investments. At June 30, 2003, the five largest holdings by state were Texas 28.0%; Michigan 7.6%; Connecticut 6.6%; Illinois 5.4% and Florida 4.6%. For the year ended June 30, 2003, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $106,855,711 and $84,535,109, respectively.

4. SHARE TRANSACTIONS. Transactions in fund shares were as follows:

                                          FOR THE            FOR THE
                                         YEAR ENDED         YEAR ENDED
                                       JUNE 30, 2003      JUNE 30, 2002
                                       -------------      -------------
  Fund shares sold                         6,694,603          5,371,131
  Fund shares issued in connection
    with reinvestment of dividends            84,673             84,073
  Fund shares repurchased                 (4,588,238)        (3,907,446)
                                       -------------      -------------
  Net increase                             2,191,038          1,547,758
                                       =============      =============

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
BBH Tax Free Short/Intermediate Fixed Income Fund (a series of BBH Trust):

We have audited the accompanying statement of assets and liabilities of BBH Tax Free Short/Intermediate Fixed Income Fund (a series of BBH Trust) (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Tax Free Short/Intermediate Fixed Income Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP


Boston, Massachusetts
August 15, 2003

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2003 (unaudited)

The percentage of tax-exempt dividends paid by the BBH Tax Free
Short/Intermediate Fixed Income Fund (the "Fund") for the year ended June 30, 2003 was 97.36%.

The Fund hereby designates the approximate amount of $381,894 as capital gain dividends for the purpose of the dividends paid deduction.

In January 2004, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2003. Shareholders should use the information on Form 1099 for their income tax returns.

BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


The Federal Reserve continued to reduce overnight rates further throughout the year in response to concerns over waning demand and potential deflation. By fiscal year-end June 30, 2003, the Federal Reserve lowered overnight rates 75 basis points to 1.00% and rates declined to 35-year lows. The Federal Reserves policy of monetary ease and the subsequent Treasury market rally aided the municipal bond market.

On the supply side, the municipal market experienced another year of increased new issuance as the low interest rate environment encouraged municipalities to issue bonds to refinance higher outstanding debt and bridge budget gaps. Adding some uncertainty to the municipal market was the announcement of President Bush's $674 billion economic stimulus package. Included were proposals to eliminate the double taxation of dividends and the acceleration of marginal tax-rate cuts. The proposals, if fully enacted, would negatively impact the relative appeal of municipal securities versus other asset classes. Despite these factors, municipals posted impressive gains but lagged other fixed income asset classes. Yields fell 70 to 102 basis points on short and intermediate maturity high grade municipal securities.

On the demand side, tax-exempts saw positive mutual fund flows and retail interest remained strong as investors remained risk adverse. The appeal of municipals comes primarily from its low default risk and relatively low price volatility compared to other asset classes. Insurance company demand remained strong as profitability increased their appetite for tax-exempt income. The relative cheapness of municipals was the driving force behind non-traditional buyers such as hedge funds, corporate accounts, and crossover and arbitrage buyers. Interest peaked especially during periods when municipal bond yields lagged Treasuries and some high-quality municipals traded at or near Treasury yields.

The Fund's Investment advisor maintained a weighted average in the Fund of 2.5 years. Portfolio holdings were geographically diversified across various sectors. Throughout the fiscal year we emphasized high quality securities and increased our exposure to less credit sensitive sectors. The widening of credit spreads was most pronounced in mid to lower tier credits. Spreads on AAA to AA-rated securities remained relatively stable, while A-rated spreads rose to their widest levels. On a selective basis, we avoided adding to the general obligation sector as deterioration on the state and local level triggered spread widening as most states worked to close their budget deficits. Throughout the fiscal year, we added exposure to insured, revenue backed and essential service sectors, such as water and sewer, higher education and transportation revenue bonds.

GROWTH OF $10,000 INVESTED IN BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND The graph below illustrates the hypothetical investment of $10,000(1) in the Fund from July 23, 1992 to June 30, 2003 as compared to the Lehman Brothers 3-Year Municipal Index ("LB 3 Yr Muni")(2).

[CHART]

             TOTAL RETURN
    FOR THE PERIOD ENDED JUNE 30, 2003
                          SINCE INCEPTION
ONE YEAR   FIVE YEARS    (NOT ANNUALIZED)
-----------------------------------------
  4.04%       4.16%           4.21%

                  BBTFX*      LB 3 YR MUNI
   7/23/92     $     10,000
   7/31/92     $     10,060   $     10,000
   8/31/92     $     10,043   $      9,955
   9/30/92     $     10,142   $     10,037
  10/31/92     $     10,075   $      9,997
  11/30/92     $     10,192   $     10,067
  12/31/92     $     10,243   $     10,128
   1/31/93     $     10,341   $     10,204
   2/28/93     $     10,501   $     10,364
   3/31/93     $     10,462   $     10,333
   4/30/93     $     10,523   $     10,393
   5/31/93     $     10,540   $     10,421
   6/30/93     $     10,615   $     10,488
   7/31/93     $     10,594   $     10,493
   8/31/93     $     10,697   $     10,590
   9/30/93     $     10,737   $     10,637
  10/31/93     $     10,764   $     10,659
  11/30/93     $     10,744   $     10,646
  12/31/93     $     10,849   $     10,757
   1/31/94     $     10,908   $     10,845
   2/28/94     $     10,813   $     10,744
   3/31/94     $     10,746   $     10,614
   4/30/94     $     10,744   $     10,676
   5/31/94     $     10,774   $     10,727
   6/30/94     $     10,784   $     10,730
   7/31/94     $     10,867   $     10,819
   8/31/94     $     10,911   $     10,858
   9/30/94     $     10,879   $     10,831
  10/31/94     $     10,868   $     10,805
  11/30/94     $     10,827   $     10,785
  12/31/94     $     10,881   $     10,832
   1/31/95     $     10,948   $     10,921
   2/28/95     $     11,082   $     11,037
   3/31/95     $     11,150   $     11,137
   4/30/95     $     11,183   $     11,174
   5/31/95     $     11,330   $     11,345
   6/30/95     $     11,363   $     11,373
   7/31/95     $     11,440   $     11,493
   8/31/95     $     11,484   $     11,583
   9/30/95     $     11,496   $     11,615
  10/31/95     $     11,543   $     11,671
  11/30/95     $     11,612   $     11,746
  12/31/95     $     11,656   $     11,795
   1/31/96     $     11,734   $     11,887
   2/29/96     $     11,736   $     11,889
   3/31/96     $     11,692   $     11,861
   4/30/96     $     11,718   $     11,875
   5/31/96     $     11,730   $     11,886
   6/30/96     $     11,766   $     11,957
   7/31/96     $     11,838   $     12,023
   8/31/96     $     11,850   $     12,041
   9/30/96     $     11,921   $     12,114
  10/31/96     $     11,978   $     12,199
  11/30/96     $     12,071   $     12,313
  12/31/96     $     12,074   $     12,319
   1/31/97     $     12,117   $     12,373
   2/28/97     $     12,166   $     12,434
   3/31/97     $     12,108   $     12,369
   4/30/97     $     12,133   $     12,422
   5/31/97     $     12,228   $     12,523
   6/30/97     $     12,277   $     12,597
   7/31/97     $     12,372   $     12,746
   8/31/97     $     12,370   $     12,721
   9/30/97     $     12,433   $     12,813
  10/31/97     $     12,469   $     12,869
  11/30/97     $     12,493   $     12,906
  12/31/97     $     12,554   $     12,994
   1/31/98     $     12,626   $     13,079
   2/28/98     $     12,649   $     13,107
   3/31/98     $     12,664   $     13,128
   4/30/98     $     12,641   $     13,110
   5/31/98     $     12,738   $     13,232
   6/30/98     $     12,799   $     13,276
   7/31/98     $     12,824   $     13,324
   8/31/98     $     12,934   $     13,453
   9/30/98     $     12,997   $     13,539
  10/31/98     $     13,045   $     13,604
  11/30/98     $     13,069   $     13,637
  12/31/98     $     13,119   $     13,670
   1/31/99     $     13,204   $     13,794
   2/28/99     $     13,193   $     13,810
   3/31/99     $     13,191   $     13,821
   4/30/99     $     13,231   $     13,864
   5/31/99     $     13,201   $     13,844
   6/30/99     $     13,111   $     13,761
   7/31/99     $     13,174   $     13,829
   8/31/99     $     13,172   $     13,846
   9/30/99     $     13,208   $     13,898
  10/31/99     $     13,205   $     13,900
  11/30/99     $     13,242   $     13,961
  12/31/99     $     13,227   $     13,939
   1/31/2000   $     13,238   $     13,964
   2/29/2000   $     13,278   $     14,007
   3/31/2000   $     13,330   $     14,079
   4/30/2000   $     13,324   $     14,081
   5/31/2000   $     13,337   $     14,095
   6/30/2000   $     13,489   $     14,274
   7/31/2000   $     13,584   $     14,389
   8/31/2000   $     13,662   $     14,499
   9/30/2000   $     13,660   $     14,502
  10/31/2000   $     13,725   $     14,584
  11/30/2000   $     13,764   $     14,643
  12/31/2000   $     13,910   $     14,807
   1/31/2001   $     14,083   $     15,031
   2/28/2001   $     14,118   $     15,089
   3/31/2001   $     14,214   $     15,195
   4/30/2001   $     14,187   $     15,173
   5/31/2001   $     14,309   $     15,312
   6/30/2001   $     14,349   $     15,380
   7/31/2001   $     14,444   $     15,505
   8/31/2001   $     14,567   $     15,666
   9/30/2001   $     14,647   $     15,745
  10/31/2001   $     14,716   $     15,847
  11/30/2001   $     14,669   $     15,797
  12/31/2001   $     14,677   $     15,782
   1/31/2002   $     14,824   $     15,983
   2/28/2002   $     14,911   $     16,102
   3/31/2002   $     14,679   $     15,862
   4/30/2002   $     14,895   $     16,096
   5/31/2002   $     14,970   $     16,189
   6/30/2002   $     15,085   $     16,328
   7/31/2002   $     15,188   $     16,455
   8/31/2002   $     15,273   $     16,560
   9/30/2002   $     15,360   $     16,691
  10/31/2002   $     15,292   $     16,600
  11/30/2002   $     15,309   $     16,643
  12/31/2002   $     15,503   $     16,882
   1/31/2003   $     15,519   $     16,935
   2/28/2003   $     15,618   $     17,044
   3/31/2003   $     15,564   $     17,025
   4/30/2003   $     15,609   $     17,070
   5/31/2003   $     15,710   $     17,202
   6/30/2003   $     15,694   $     17,175

*net of fees and expenses

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, contact the Fund at 1-800-625-5759. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.


----------
(1) The Fund's performance assumes the reinvestment of the dividends and distributions. The LB 3 Yr Muni reflects reinvestment of interest on securities in the index. The LB 3 Yr Muni is not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Fund's performance.

(2) Lehman Brothers 3-Year Municipal Index is a broad-based market index. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. As of January 1996, the index also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

TRUSTEES AND OFFICERS OF BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

(unaudited)


Information pertaining to the Trustees of the Trust and executive officers of the Trust is set forth below. Part B to the Registration Statement of BBH Tax Free Short/Intermediate Fixed Income Fund includes additional information about the Fund's Trustees and is available upon request without charge through your financial advisor.

                                                                                                        NUMBER OF
                                            TERM OF                                                     FUNDS/
                                            OFFICE#                                                     PORTFOLIO IN  OTHER
                         POSITION(S)        AND                                                         FUND          TRUSTEE/
NAME,                    HELD WITH          LENGTH                                                      COMPLEX       DIRECTORSHIPS
ADDRESS,                 TRUST/             OF TIME  PRINCIPAL OCCUPATION(S)                            OVERSEEN      HELD BY
AND AGE                  PORTFOLIO          SERVED   DURING PAST 5 YEARS                                BY TRUSTEE^   TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Trustees

Joseph V. Shields Jr.    Chairman of        Since    Managing Director, Chairman and Chief Executive    13            None
(aged 65)                the Board, and     1990     Officer of Shields & Company (registered
Shields & Company        Trustee                     broker-dealer and member of New York Stock
140 Broadway                                         Exchange); Chairman of Capital Management
New York, NY 10005                                   Associates, Inc. (registered investment adviser);
                                                     Vice Chairman and Trustee of New York Racing
                                                     Association; Director of Flowers Industries, Inc.
                                                     (diversified food company).

Eugene P. Beard          Trustee            Since    Retired; Vice Chairman-Finance/Operations and CFO  13            Director of
(aged 68)                                   1993     (Until February 2002); Special Advisor (February                 Old Westbury
The Interpublic Group                                2002 to present), The Interpublic Group of                       Funds (5);
of Companies, Inc.,                                  Companies, Inc.                                                  Trustee of
372 Danbury Road                                                                                                      Sandhill
2nd Floor                                                                                                             Investment
Wilton, CT 06897                                                                                                      Fund II.

Richard Carpenter        Trustee            Since    Retired; Director of Investments, Pennsylvania     13            None
(aged 70)                                   1999     Public School Employees' Retirement System (until
10820 North                                          December 1997).
La Quinta Drive
Tucson, AZ 85737

David P. Feldman         Trustee            Since    Retired; Chairman and CEO of AT&T Investment       13            Director of
(aged 63)                                   1990     Management Corporation (until May 1997); Director                Dreyfus
3 Tall Oaks Drive                                    of Jeffrey Co. (1992 to present); Director of                    Mutual Funds
Warren, NJ 07059                                     QMED (1999 to present).                                          (59 Funds)

                                                                                                        NUMBER OF
                                            TERM OF                                                     FUNDS/
                                            OFFICE#                                                     PORTFOLIO IN  OTHER
                         POSITION(S)        AND                                                         FUND          TRUSTEE/
NAME,                    HELD WITH          LENGTH                                                      COMPLEX       DIRECTORSHIPS
ADDRESS,                 TRUST/             OF TIME  PRINCIPAL OCCUPATION(S)                            OVERSEEN      HELD BY
AND AGE                  PORTFOLIO          SERVED   DURING PAST 5 YEARS                                BY TRUSTEE^   TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
J. Angus Ivory           Trustee            Since    Retired; Director of Brown Brothers Harriman Ltd.  13            None
(aged 71)                                   1999     (subsidiary of Brown Brothers Harriman & Co.)
Greenway Farm,                                       (until December 2001); Advisor, RAF Central Fund
Tockenham, Swindon,                                  (1992-June 2003).
Wiltshire, SN4 7PP
England

Alan G. Lowy             Trustee            Since    Private Investor.                                  13            None
(aged 64)                                   1993
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D. Miltenberger   Trustee            Since    Retired; Executive Vice President and Chief        13            None
(aged 64)                                   1992     Financial Officer of Richard K. Mellon and Sons
503 Darlington Road                                  (until June 1998); Vice President and Treasurer
Ligonier, PA 15658                                   of Richard King Mellon Foundation (until June
                                                     1998); Trustee, R.K. Mellon Family Trusts
                                                     (1981-June 2003); General Partner, Mellon Family
                                                     Investment Company IV, V and VI (1983-2002);
                                                     Director of Aerostructures Corporation (aircraft
                                                     manufacturer) (1996-July 2003).

Officers

Charles Izard            President          Since    President of the Trust, BBH Common Settlement      N/A           N/A
(aged 44)                                   2003     Fund, Inc., BBH Common Settlement Fund II, Inc.,
140 Broadway                                         BBH Fund, Inc. and the BBH U.S. Money Market
New York, NY 10005                                   Portfolio (since November 2002); Managing
                                                     Director (since January 2001), Senior Vice
                                                     President (1995-December 2000) of Brown Brothers
                                                     Harriman & Co. ("BBH & Co.")

                                                                                                        NUMBER OF
                                            TERM OF                                                     FUNDS/
                                            OFFICE#                                                     PORTFOLIO IN  OTHER
                         POSITION(S)        AND                                                         FUND          TRUSTEE/
NAME,                    HELD WITH          LENGTH                                                      COMPLEX       DIRECTORSHIPS
ADDRESS,                 TRUST/             OF TIME  PRINCIPAL OCCUPATION(S)                            OVERSEEN      HELD BY
AND AGE                  PORTFOLIO          SERVED   DURING PAST 5 YEARS                                BY TRUSTEE^   TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Michael D. Martins       Vice President,    Since    Vice President, Treasurer, Principal Accounting    N/A           N/A
(aged 37)                Treasurer,         2002     Officer and Principal Financial Officer of the
140 Broadway             Principal                   Trust, BBH Common Settlement Fund, Inc., BBH
New York, NY 10005       Accounting                  Common Settlement Fund II, Inc., BBH Fund, Inc.
                         Officer and                 and the BBH U.S. Money Market Portfolio; Vice
                         Principal                   President (since April 2002) and Assistant Vice
                         Financial                   President (December 1996-March 2002) of BBH & Co.
                         Officer

Gail C. Jones            Secretary          Since    Secretary of the Trust, BBH Common Settlement      N/A           N/A
(aged 49)                                   2002     Fund, Inc., BBH Common Settlement Fund II, Inc.,
1001 Liberty Avenue                                  BBH Fund, Inc. and the BBH U.S. Money Market
Pittsburgh, PA                                       Portfolio (since August 2002); Counsel,
15222-3779                                           ReedSmith, LLP (since October 2002); Corporate
                                                     Counsel January 1997 to September 2002 and Vice
                                                     President January 1999 to September 2002 of
                                                     Federated Services Company.

Peter J. Germain         Vice President     Since    Vice President of the Trust, BBH Common            N/A           N/A
(aged 43)                                   2002     Settlement Fund, Inc., BBH Common Settlement Fund
1001 Liberty Avenue                                  II, Inc., BBH Fund, Inc. and the BBH U.S. Money
Pittsburgh, PA                                       Market Portfolio (since August 2002); Senior Vice
15222-3779                                           President, Federated Services Company (since
                                                     November 1997).

Judith J. Mackin         Vice President     Since    Vice President of the Trust, BBH Common            N/A           N/A
(aged 43)                                   2002     Settlement Fund, Inc., BBH Common Settlement Fund
1001 Liberty Avenue                                  II, Inc., BBH Fund, Inc. and the BBH U.S. Money
Pittsburgh, PA                                       Market Portfolio (since August 2002); Vice
15222-3779                                           President of Federated Services Company (since
                                                     November 1997).

                                                                                                        NUMBER OF
                                            TERM OF                                                     FUNDS/
                                            OFFICE#                                                     PORTFOLIO IN  OTHER
                         POSITION(S)        AND                                                         FUND          TRUSTEE/
NAME,                    HELD WITH          LENGTH                                                      COMPLEX       DIRECTORSHIPS
ADDRESS,                 TRUST/             OF TIME  PRINCIPAL OCCUPATION(S)                            OVERSEEN      HELD BY
AND AGE                  PORTFOLIO          SERVED   DURING PAST 5 YEARS                                BY TRUSTEE^   TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Victor Siclari           Assistant          Since    Assistant Secretary of the Trust, BBH Common       N/A           N/A
(aged 41)                Secretary          2002     Settlement Fund, Inc., BBH Common Settlement Fund
1001 Liberty Avenue                                  II, Inc., BBH Fund, Inc. and the BBH U.S. Money
Pittsburgh, PA                                       Market Portfolio (since August 2002); Partner,
15222-3779                                           ReedSmith, LLP (since October 2002); Vice
                                                     President (March 1996 to September 2002) and
                                                     Senior Corporate Counsel (July 1998 to September
                                                     2002) of Federated Investors, Inc.

Nancy D. Osborn          Assistant          Since    Assistant Secretary of the Trust, BBH Common       N/A           N/A
(aged 37)                Secretary          2002     Settlement Fund, Inc., BBH Common Settlement Fund
140 Broadway                                         II, Inc., BBH Fund, Inc. and the BBH U.S. Money
New York, NY 10005                                   Market Portfolio (since August 2002); Assistant
                                                     Vice President (since April 2003) and Associate
                                                     of BBH & Co. (April 1996-March 2003).

John C. Smith            Assistant          Since    Assistant Treasurer of the Trust, BBH Common       N/A           N/A
(age 37)                 Treasurer          2002     Settlement Fund, Inc., BBH Common Settlement Fund
50 Milk Street                                       II, Inc., BBH Fund, Inc. and the BBH U.S. Money
Boston, MA 02109                                     Market Portfolio (since August 2002); Assistant
                                                     Vice President (since September 2001), Associate
                                                     (September 2000-August 2001) and Senior Analyst
                                                     (June 1999-August 2000) of BBH & Co.; Manager,
                                                     Fund Administration, State Street Bank and Trust
                                                     Company (June 1997-May 1999).

                                                                                                        NUMBER OF
                                            TERM OF                                                     FUNDS/
                                            OFFICE#                                                     PORTFOLIO IN  OTHER
                         POSITION(S)        AND                                                         FUND          TRUSTEE/
NAME,                    HELD WITH          LENGTH                                                      COMPLEX       DIRECTORSHIPS
ADDRESS,                 TRUST/             OF TIME  PRINCIPAL OCCUPATION(S)                            OVERSEEN      HELD BY
AND AGE                  PORTFOLIO          SERVED   DURING PAST 5 YEARS                                BY TRUSTEE^   TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Gregory Lomakin          Assistant          Since    Assistant Treasurer of the Trust, BBH Common       N/A           N/A
(aged 38)                Treasurer          2002     Settlement Fund, Inc., BBH Common Settlement Fund
50 Milk Street                                       II, Inc., BBH Fund, Inc. and the BBH U.S. Money
Boston, MA 02109                                     Market Portfolio (since August 2002); Vice
                                                     President (since April 2003), Assistant Vice
                                                     President (April 2001-March 2003), and Associate
                                                     (May 1992-March 2001) of BBH & Co.

# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

^ The Fund Complex consists of the Trust, BBH Fund, Inc., BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc. and BBH U.S. Money Market Portfolio. The Trust, which has four series, and BBH Fund, Inc., which has six series, are each counted as one "fund" for purposes of this table.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000


SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.


[BROWN BROTHERS HARRIMAN LOGO]

[BROWN BROTHERS HARRIMAN LOGO]


ANNUAL REPORT
JUNE 30, 2003


BBH TAX EXEMPT MONEY FUND

BBH TAX EXEMPT MONEY FUND

PORTFOLIO OF INVESTMENTS
June 30, 2003

  PRINCIPAL                                                            MATURITY     INTEREST
   AMOUNT                                                                DATE         RATE         VALUE
--------------                                                        ----------   ---------   --------------
                 MUNICIPAL BONDS (79.4%)
                 EDUCATION (8.3%)
$    7,200,000   Connecticut State Health & Educational
                   Facilities Authority*                               07/01/03        1.000%  $    7,200,000
     2,700,000   Connecticut State Health & Educational
                   Facilities Authority*                               07/02/03        1.000        2,700,000
       500,000   Connecticut State Health & Educational
                   Facilities Authority                                11/01/03        5.500          507,181
     1,100,000   East Carolina University, North Carolina*             07/02/03        1.100        1,100,000
     3,740,000   Massachusetts State Health & Educational
                   Facilities Authority*                               07/01/03        0.900        3,740,000
     3,000,000   Massachusetts State Health & Educational
                   Facilities Authority*                               07/03/03        0.950        3,000,000
     1,900,000   Massachusetts State Industrial Finance Agency,
                   Showa Women's Institute Revenue*                    07/01/03        1.100        1,900,000
       500,000   Muncie, Indiana, School Building Corp.                07/15/04        6.000          525,773
     2,800,000   New Jersey State Educational Facilities
                   Authority*                                          07/01/03        1.000        2,800,000
     3,000,000   Ohio State University Revenue*                        07/03/03        1.000        3,000,000
     2,300,000   Ohio State University Revenue*                        07/09/03        1.000        2,300,000
     1,000,000   Ohio State University Revenue*                        07/09/03        0.930        1,000,000
     2,770,000   Pennsylvania State Higher Educational
                   Facilities Authority*                               07/02/03        1.050        2,770,000
     1,000,000   Pennsylvania State Higher Educational
                   Facilities Authority                                06/15/04        5.250        1,039,478
     2,500,000   University of Missouri Revenue*                       07/01/03        0.980        2,500,000
     1,800,000   University of Pittsburgh Revenue*                     07/02/03        1.050        1,800,000
       800,000   Virginia State Public School Authority                08/01/03        5.000          802,640
                                                                                               --------------
                 TOTAL EDUCATION                                                                   38,685,072
                                                                                               --------------

                 ESCROWED TO MATURITY (a) (1.2%)
     1,895,000   Intermountain Power Agency, Utah, Power
                   Supply Revenue                                      07/01/03        6.250        1,895,000
       745,000   Massachusetts State Water Pollution
                   Abatement Trust                                     02/01/04        6.000          766,641
     1,000,000   New Jersey State Transit Corp.                        09/01/03        5.500        1,007,375

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                            MATURITY     INTEREST
   AMOUNT                                                                DATE         RATE         VALUE
--------------                                                        ----------   ---------   --------------
                 MUNICIPAL BONDS (CONTINUED)
                 ESCROWED TO MATURITY (CONTINUED)
$      500,000   New York State Power Authority                        01/01/04        6.700%  $      513,447
       800,000   Rhode Island State                                    08/01/03        6.250          803,511
       480,000   Stamford, Connecticut                                 08/15/03        5.000          482,344
                                                                                               --------------
                 TOTAL ESCROWED TO MATURITY                                                         5,468,318
                                                                                               --------------

                 GENERAL OBLIGATIONS (22.8%)
     2,000,000   Baltimore County, Maryland                            09/01/03        3.000        2,005,717
     1,000,000   Boston, Massachusetts                                 02/01/04        5.000        1,023,110
    15,100,000   Clark County, Nevada, School District*                07/09/03        0.920       15,100,000
     5,000,000   Connecticut State*                                    07/03/03        1.100        5,000,000
       500,000   Cook County, Illinois                                 11/15/03        5.100          507,374
       500,000   Dade County, Florida, School District                 07/15/03        5.000          500,745
       750,000   Delaware State                                        12/01/03        5.700          763,694
       750,000   Delaware State                                        01/01/04        5.000          764,288
     2,495,000   Delaware State                                        04/01/04        5.250        2,572,046
     2,385,000   District of Columbia*                                 07/02/03        1.050        2,385,000
     4,310,000   Du Page, Illinois, Water Commission                   03/01/04        5.000        4,422,675
     4,750,000   Georgia State                                         07/01/03        5.500        4,750,000
     4,890,000   Georgia State                                         11/01/03        3.250        4,914,873
       450,000   Georgia State                                         04/01/04        6.250          467,180
     1,200,000   Georgia State                                         07/01/04        6.500        1,266,251
     4,000,000   Harris County, Texas*                                 07/02/03        1.100        4,000,000
     1,000,000   Hawaii State                                          09/01/03        6.000        1,008,454
     2,200,000   Hennepin County, Minnesota*                           07/03/03        0.850        2,200,000
     1,400,000   Hennepin County, Minnesota*                           07/03/03        0.850        1,400,000
     1,000,000   Humble, Texas, Independent School District            02/15/04        3.500        1,015,429
       600,000   Louisiana State                                       04/15/04        6.000          623,313
       500,000   Maryland State                                        07/15/03        4.000          500,558
     1,500,000   Maryland State                                        08/01/03        5.125        1,505,299
       305,000   Minneapolis, Minnesota*                               07/03/03        1.050          305,000
     2,000,000   Minneapolis, Minnesota*                               07/09/03        1.100        2,000,000
       620,000   Minneapolis, Minnesota*                               07/09/03        1.100          620,000
       500,000   Minnesota State                                       08/01/03        5.100          501,392
     2,325,000   Minnesota State                                       08/01/03        4.750        2,331,657

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                            MATURITY     INTEREST
   AMOUNT                                                                DATE         RATE         VALUE
--------------                                                         ---------   ---------   --------------
                 MUNICIPAL BONDS (CONTINUED)
                 GENERAL OBLIGATIONS (CONTINUED)
$    2,000,000   Minnesota State                                       08/01/03        4.400%  $    2,005,821
     1,000,000   Missouri State                                        10/01/03        4.000        1,007,487
       400,000   Monmouth County, New Jersey                           09/01/03        4.400          402,176
     2,305,000   Montgomery County, Maryland                           07/01/03        5.500        2,305,000
     5,000,000   New York, New York*                                   07/01/03        0.950        5,000,000
     2,500,000   New York, New York*                                   07/01/03        0.950        2,500,000
     1,900,000   New York, New York*                                   07/01/03        0.950        1,900,000
     1,800,000   New York, New York*                                   07/01/03        0.950        1,800,000
     1,100,000   New York, New York*                                   07/01/03        0.950        1,100,000
     1,100,000   New York, New York*                                   07/01/03        0.950        1,100,000
       600,000   New York, New York*                                   07/01/03        0.950          600,000
       325,000   New York, New York*                                   07/01/03        0.950          325,000
       200,000   New York, New York*                                   07/01/03        0.950          200,000
       100,000   New York, New York*                                   07/01/03        0.950          100,000
     1,000,000   New York, New York*                                   07/09/03        1.010        1,000,000
     2,000,000   New York, New York*                                   07/09/03        0.950        2,000,000
       550,000   North Carolina State                                  09/01/03        5.000          553,237
       600,000   North Carolina State                                  03/01/04        4.500          613,914
       750,000   Richardson, Texas, Independent School
                   District                                            02/15/04        5.000          768,371
     1,590,000   Richland County, South Carolina, School
                   District                                            03/01/04        4.900        1,630,127
       500,000   Ridgefield, Connecticut                               09/15/03        4.000          503,019
     3,635,000   Seattle, Washington*                                  07/02/03        1.050        3,635,000
     1,500,000   Seattle, Washington                                   08/01/03        4.000        1,503,566
     5,000,000   Seattle, Washington                                   12/01/03        3.000        5,034,641
       800,000   South Carolina State                                  01/01/04        5.000          815,929
     1,000,000   Utah State                                            07/01/03        5.000        1,000,000
       900,000   Utah State*                                           07/09/03        1.050          900,000
     1,000,000   Washington State                                      09/01/03        5.300        1,007,127
       480,000   Washington Suburban Sanitary Commission,
                   Maryland                                            06/01/04        4.400          494,854
                                                                                               --------------
                 TOTAL GENERAL OBLIGATIONS                                                        106,259,324
                                                                                               --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                            MATURITY     INTEREST
   AMOUNT                                                                DATE         RATE         VALUE
--------------                                                         ---------   ---------   --------------
                 MUNICIPAL BONDS (CONTINUED)
                 HEALTH CARE (5.5%)
$    2,700,000   Cuyahoga County, Ohio, Hospital Revenue*              07/09/03        0.920%  $    2,700,000
       800,000   Harris County, Texas, Health Facilities
                   Development Corp.*                                  07/01/03        1.000          800,000
     5,500,000   Illinois Health Care Facilities Authority*            07/02/03        0.990        5,500,000
     9,500,000   Montana State Health Facilities Authority*            07/02/03        1.200        9,500,000
     1,500,000   Oklahoma State Industries Authority,
                   Hospital Revenue*                                   07/01/03        1.000        1,500,000
     1,200,000   Reno, Nevada, Hospital Revenue*                       07/09/03        1.060        1,200,000
     4,200,000   Washington State Health Care Facilities
                   Authority*                                          07/09/03        1.090        4,200,000
                                                                                               --------------
                 TOTAL HEALTH CARE                                                                 25,400,000
                                                                                               --------------

                 INDUSTRIAL (12.7%)
     2,600,000   Berkeley County, South Carolina, Pollution
                   Control Revenue*                                    07/01/03        0.950        2,600,000
     5,400,000   Columbia, Alabama, Pollution Control
                   Revenue*                                            07/01/03        1.100        5,400,000
     2,300,000   Columbia, Alabama, Pollution Control
                   Revenue*                                            07/01/03        1.100        2,300,000
       600,000   Delaware County, Pennsylvania, Industrial
                   Development Authority*                              07/02/03        0.870          600,000
     9,950,000   Forsyth, Montana, Pollution Control Revenue*          07/01/03        1.100        9,950,000
     4,400,000   Gulf Coast Waste Disposal Authority, Texas*           07/03/03        0.920        4,400,000
     1,000,000   Hurley, New Mexico, Pollution Control
                   Revenue*                                            07/01/03        0.950        1,000,000
     5,000,000   Jackson County, Mississippi, Port Facility
                   Revenue*                                            07/01/03        0.950        5,000,000
     3,700,000   Joliet, Illinois, Regional Port District*             07/09/03        0.920        3,700,000
     5,400,000   Kemmerer, Wyoming, Pollution Control
                   Revenue*                                            07/09/03        0.920        5,400,000
       500,000   Lincoln County, Wyoming, Pollution Control
                   Revenue*                                            07/01/03        0.900          500,000
     7,500,000   Lincoln Country, Wyoming, Pollution Control
                   Revenue*                                            07/09/03        0.920        7,500,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                            MATURITY     INTEREST
   AMOUNT                                                                DATE         RATE         VALUE
--------------                                                         ---------   ---------   --------------
                 MUNICIPAL BONDS (CONTINUED)
                 INDUSTRIAL (CONTINUED)
$    6,500,000   Lincoln County, Wyoming, Pollution Control
                   Revenue*                                            07/09/03        0.920%  $    6,500,000
       800,000   Midlothian, Texas, Pollution Control Revenue*         07/02/03        0.970          800,000
     2,600,000   Moffat County, Colorado, Pollution Control
                   Revenue*                                            07/01/03        0.950        2,600,000
     1,000,000   Port Arthur, Texas, Navigation District*              07/01/03        0.950        1,000,000
                                                                                               --------------
                 TOTAL INDUSTRIAL                                                                  59,250,000
                                                                                               --------------

                 MISCELLANEOUS (10.9%)
     1,500,000   California Housing Finance Agency*                    07/09/03        1.300        1,500,000
     2,900,000   California Housing Finance Agency*                    07/09/03        0.940        2,900,000
    10,000,000   California State                                      06/16/04        2.000       10,082,639
     1,365,000   Clayton County, Georgia, Housing Authority*           07/09/03        1.500        1,365,000
     1,500,000   Colorado Housing & Finance Authority*                 07/02/03        1.050        1,500,000
       500,000   Michigan Municipal Bond Authority                     10/01/03        6.000          505,216
     5,500,000   Michigan State Housing Development
                   Authority, Rental Housing Revenue*                  07/02/03        0.950        5,500,000
     3,150,000   New Hampshire Municipal Bond Bank                     08/15/03        5.250        3,166,003
     1,600,000   New Jersey Sports & Exposition Authority              09/01/03        4.250        1,608,484
       900,000   New York State Local Government
                   Assistance Corp.*                                   07/09/03        0.900          900,000
    12,100,000   New York, New York, City Transitional
                   Finance Authority*                                  07/01/03        1.100       12,100,000
       500,000   New York, New York, City Transitional
                   Finance Authority*                                  07/01/03        0.980          500,000
       200,000   New York, New York, City Transitional
                   Finance Authority*                                  07/01/03        0.950          200,000
     1,000,000   New York, New York, City Transitional
                   Finance Authority*                                  07/02/03        1.000        1,000,000
     2,170,000   New York, New York, City Transitional
                   Finance Authority*                                  07/09/03        1.250        2,170,000
       550,000   Orem, Utah, Municipal Building Authority              06/15/04        4.500          567,899
     5,000,000   Riverside County, California, Special Tax*            07/02/03        0.950        5,000,000
                                                                                               --------------
                 TOTAL MISCELLANEOUS                                                               50,565,241
                                                                                               --------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                            MATURITY     INTEREST
   AMOUNT                                                                DATE         RATE         VALUE
--------------                                                         ---------   ---------   --------------
                 MUNICIPAL BONDS (CONTINUED)
                 PRE-REFUNDED (a) (5.3%)
$      500,000   Atlanta, Georgia, Water & Sewer Revenue               01/01/04        5.000%  $      519,563
     2,500,000   Atlanta, Georgia, Water & Sewer Revenue               01/01/04        4.750        2,595,863
     4,000,000   Burlington County, New Jersey, Bridge
                   Commission                                          10/01/03        5.300        4,077,728
     1,235,000   Charlotte, North Carolina                             02/01/04        5.900        1,294,308
     1,000,000   Dallas, Texas                                         02/15/04        5.000        1,024,694
       645,000   Dallas, Texas, Independent School District            08/15/03        5.700          648,554
     1,000,000   Honolulu, Hawaii, City & County                       06/01/04        6.000        1,054,408
       500,000   Jacksonville, Florida, Electric Authority
                   Revenue                                             10/01/03        5.250          505,200
     1,000,000   Maricopa County, Arizona, Elementary School
                   District                                            07/01/03        5.400        1,020,000
     2,400,000   Maricopa County, Arizona, Stadium District            07/01/03        5.500        2,448,000
     3,000,000   Massachusetts State Health & Educational
                   Facilities Authority                                11/24/03        5.300        3,109,927
     1,040,000   Maui County, Hawaii                                   06/01/04        5.150        1,088,940
       500,000   New York State Thruway Authority                      04/01/04        5.750          527,442
     3,000,000   Ohio State Public Facilities Commission               12/01/03        4.250        3,068,821
       750,000   Salt Lake City, Utah, Water & Sewer Revenue           02/01/04        6.100          771,731
       500,000   Stamford, Connecticut                                 03/15/04        5.300          524,622
       500,000   Wisconsin State                                       05/01/04        5.500          517,886
                                                                                               --------------
                 TOTAL PRE-REFUNDED                                                                24,797,687
                                                                                               --------------

                 SALES TAX (0.1%)
       700,000   Clearwater, Florida, Sales Tax Revenue                12/01/03        4.000          707,693
                                                                                               --------------

                 TRANSPORTATION (0.2%)
     1,000,000   Central Oklahoma Transportation &
                   Parking Authority                                   07/01/04        4.950        1,039,018
                                                                                               --------------

                 UTILITIES (1.9%)
     1,105,000   Intermountain Power Agency, Utah, Power
                   Supply Revenue                                      07/01/03        6.250        1,105,000
     2,100,000   Jacksonville, Florida, Electric Authority Revenue*    07/01/03        1.000        2,100,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                            MATURITY     INTEREST
   AMOUNT                                                                DATE         RATE         VALUE
--------------                                                         ---------   ---------   --------------
                 MUNICIPAL BONDS (CONTINUED)
                 UTILITIES (CONTINUED)
$    1,800,000   Jacksonville, Florida, Electric Authority Revenue*    07/01/03        1.000%  $    1,800,000
       500,000   Louisiana State Energy & Power Authority,
                   Power Project Revenue                               01/01/04        5.500          511,040
     1,000,000   Salt River Project, Arizona                           01/01/04        5.000        1,019,813
       800,000   Washington State Public Power Supply System*          07/02/03        1.060          800,000
     1,500,000   Washington State Public Power Supply System*          07/02/03        0.920        1,500,000
                                                                                               --------------
                 TOTAL UTILITIES                                                                    8,835,853
                                                                                               --------------

                 WATER/SEWER (10.5%)
     1,400,000   Boston, Massachusetts, Water & Sewer
                   Commission*                                         07/03/03        0.900        1,400,000
     3,900,000   Durham, North Carolina, Water & Sewer
                   Revenue*                                            07/02/03        1.100        3,900,000
       585,000   Florida State Department of Environmental
                   Protection                                          07/01/03        5.250          585,000
     8,800,000   Massachusetts State Water Resources
                   Authority*                                          07/01/03        1.100        8,800,000
     4,000,000   Massachusetts State Water Resources
                   Authority*                                          07/02/03        1.000        4,000,000
     1,000,000   Massachusetts State Water Resources
                   Authority*                                          07/02/03        0.920        1,000,000
     5,900,000   Massachusetts State Water Resources
                   Authority*                                          07/02/03        0.900        5,900,000
     1,550,000   Massachusetts State Water Resources
                   Authority*                                          07/02/03        0.900        1,550,000
     4,000,000   New Jersey Economic Development
                   Authority, Water Facilities Revenue*                07/01/03        1.100        4,000,000
     2,100,000   New York, New York, City Municipal Water
                   Finance Authority*                                  07/01/03        0.900        2,100,000
     1,000,000   New York, New York, City Municipal Water
                   Finance Authority*                                  07/02/03        1.050        1,000,000
    11,000,000   New York, New York, City Municipal Water
                   Finance Authority*                                  07/09/03        1.010       11,000,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                            MATURITY     INTEREST
   AMOUNT                                                                DATE         RATE         VALUE
--------------                                                         ---------   ---------   --------------
                 MUNICIPAL BONDS (CONTINUED)
                 WATER/SEWER (CONTINUED)
$    1,000,000   Pennsylvania Infrastructure Investment
                   Authority                                           09/01/03        6.000%  $    1,007,886
     1,000,000   Philadelphia, Pennsylvania,
                   Water & Wastewater Revenue                          08/01/03        6.750        1,004,725
       500,000   South Bend, Indiana, Sewage Works
                   Revenue                                             12/01/03        4.500          507,130
     1,000,000   Texas Water Development Board                         07/15/03        5.000        1,001,262
                                                                                               --------------
                 TOTAL WATER/SEWER                                                                 48,756,003
                                                                                               --------------
                 TOTAL MUNICIPAL BONDS                                                            369,764,209
                                                                                               --------------

                 COMMERCIAL PAPER (20.2%)
     3,100,000   Baltimore County, Maryland                            08/12/03        0.950        3,100,000
     3,000,000   Burke County, Georgia, Development Authority          07/10/03        1.000        3,000,000
     1,200,000   Burke County, Georgia, Development
                   Authority                                           07/10/03        1.000        1,200,000
     2,000,000   City of Fort Worth, Texas                             07/11/03        1.050        2,000,000
     3,000,000   City of Fort Worth, Texas                             07/15/03        1.050        3,000,000
     4,845,000   City of Fort Worth, Texas                             09/09/03        1.000        4,845,000
     1,000,000   City of Houston, Texas                                07/17/03        0.950        1,000,000
     7,000,000   City of Houston, Texas                                07/24/03        0.950        7,000,000
     2,000,000   City of Houston, Texas                                07/25/03        0.950        2,000,000
     7,000,000   City of Houston, Texas                                08/08/03        0.950        7,000,000
     3,900,000   City of San Antonio, Texas                            07/08/03        1.050        3,900,000
     4,000,000   City of San Antonio, Texas                            08/14/03        1.000        4,000,000
     4,500,000   Howard County, Maryland                               08/13/03        0.900        4,500,000
     4,000,000   King County, Washington                               07/15/03        1.050        4,000,000
    10,000,000   Municipal Electric Authority, Georgia                 07/08/03        0.950       10,000,000
     3,642,000   Municipal Electric Authority, Georgia                 07/09/03        1.000        3,642,000
     2,000,000   Municipal Electric Authority, Georgia                 07/09/03        1.000        2,000,000
     8,000,000   New York, New York, City
                   Municipal Water Finance Authority                   07/17/03        1.050        8,000,000
     2,600,000   Ohio State University                                 08/13/03        0.800        2,600,000
     9,100,000   South Carolina State                                  07/09/03        1.050        9,100,000
     2,500,000   South Carolina State                                  08/13/03        1.000        2,500,000

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

  PRINCIPAL                                                            MATURITY     INTEREST
    AMOUNT                                                               DATE         RATE         VALUE
--------------                                                        ----------   ---------   --------------
                 COMMERCIAL PAPER (CONTINUED)
$    2,000,000   Texas A&M University Board of Regents                 12/04/03        0.930%  $    2,000,000
     1,400,000   Tennessee State School Bond Authority                 07/11/03        1.050        1,400,000
     2,000,000   Tennessee State School Bond Authority                 07/16/03        1.050        2,000,000
                                                                                               --------------
                 TOTAL COMMERCIAL PAPER                                                            93,787,000
                                                                                               --------------

TOTAL INVESTMENTS, AT AMORTIZED COST                                                    99.6%  $  463,551,209
OTHER ASSETS IN EXCESS OF LIABILITIES                                                    0.4        1,845,461
                                                                                   ---------   --------------
NET ASSETS                                                                             100.0%  $  465,396,670
                                                                                   =========   ==============

* Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2003 coupon rate.

(a) General obligation or revenue bonds that have been fully secured or collaterized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX EXEMPT MONEY FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003

ASSETS:
  Investments, at amortized cost                                    $  463,551,209
  Cash                                                                   1,603,972
  Interest receivable                                                    2,036,372
  Prepaid expenses                                                          14,128
                                                                    --------------
       TOTAL ASSETS                                                    467,205,681
                                                                    --------------

LIABILITIES:
  Payables for:
    Investments purchased                                                1,553,848
    Shareholder servicing/eligible insitution fees                          95,306
    Investment advisory fees                                                57,184
    Administrative fees                                                     38,122
    Professional fees                                                       25,497
    Custody fees                                                            15,416
    Dividends declared                                                       6,524
    Board of Trustees' fees                                                  3,465
    Accrued expenses and other liabilities                                  13,649
                                                                    --------------
      TOTAL LIABILITIES                                                  1,809,011
                                                                    --------------

NET ASSETS, for 465,473,132 fund shares outstanding                 $  465,396,670
                                                                    ==============

Net Assets Consist of:
  Paid-in capital                                                   $  465,396,670
                                                                    ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE                        $         1.00
                                                                    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX EXEMPT MONEY FUND

STATEMENT OF OPERATIONS
For the year ended June 30, 2003

NET INVESTMENT INCOME:
  INCOME:
    Interest                                                        $    5,502,242
                                                                    --------------
  EXPENSES:
    Shareholder services/eligible institution fees                       1,071,342
    Investment advisory fees                                               642,805
    Administrative fees                                                    428,537
    Custody fees                                                           130,283
    Professional fees                                                       40,661
    Board of Trustees' fees                                                 16,863
    Miscellaneous expenses                                                  92,060
                                                                    --------------
      TOTAL EXPENSES                                                     2,422,551
      Expense offset arrangement                                            (4,952)
                                                                    --------------
      NET EXPENSES                                                       2,417,599
                                                                    --------------
  NET INVESTMENT INCOME                                             $    3,084,643
                                                                    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX EXEMPT MONEY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE            FOR THE
                                                                  YEAR ENDED         YEAR ENDED
                                                                 JUNE 30, 2003      JUNE 30, 2002
                                                                ---------------    ---------------
INCREASE IN NET ASSETS:
  From Operations:
     Net investment income                                      $     3,084,643    $     4,290,685
     Total declared as dividends to shareholders                     (3,072,603)        (4,378,823)
                                                                ---------------    ---------------
         Net increase (decrease) in net assets from                      12,040            (88,138)
           operations                                           ---------------    ---------------

  From Fund Share (Principal) Transactions at Net Asset
     Value of $1.00 per share:
       Fund shares sold                                             866,087,031        922,241,329
       Fund shares issued in reinvestment of dividends                2,016,449          2,249,150
       Fund shares repurchased                                     (816,861,592)      (709,657,321)
                                                                ---------------    ---------------
         Net increase in net assets resulting from fund share
           transactions                                              51,241,888        214,833,158
                                                                ---------------    ---------------
         Total increase in net assets                                51,253,928        214,745,020

NET ASSETS:
  Beginning of year                                                 414,142,742        199,397,722
                                                                ---------------    ---------------
  END OF YEAR                                                   $   465,396,670    $   414,142,742
                                                                ===============    ===============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX EXEMPT MONEY FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each period

                                                                                                            FOR THE PERIOD FROM
                                                                                                             FEBRUARY 22, 1999
                                                           FOR THE YEARS ENDED JUNE 30,                        (COMMENCEMENT
                                           -----------------------------------------------------------       OF OPERATIONS) TO
                                              2003             2002             2001           2000            JUNE 30, 1999
                                           ----------       ----------       ----------     ----------     ---------------------
Net asset value, beginning of period       $     1.00       $     1.00       $     1.00     $     1.00               $      1.00
Income from investment operations:
   Net investment income                         0.01             0.01             0.03           0.03                      0.01
Dividends to shareholders from net
   investment income                            (0.01)           (0.01)           (0.03)         (0.03)                    (0.01)
                                           ----------       ----------       ----------     ----------               -----------
Net asset value, end of period             $     1.00       $     1.00       $     1.00     $     1.00               $      1.00
                                           ==========       ==========       ==========     ==========               ===========
Total return                                     0.72%            1.40%            3.20%          3.05%                     1.03%
Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted)                       $  465,397       $  414,143       $  199,398     $  173,050               $    14,654
   Ratio of expenses to average
     net assets(1)                               0.56%(2)         0.53%(2)         0.65%          0.65%                     0.65%(3)
   Ratio of net investment income to
     average net assets                          0.72%            1.28%            3.17%          3.24%                     2.63%(3)

----------

(1) Had the expense payment agreement not been in place, the ratio of expenses to average net assets would have been as follows:

         Expenses paid by the Fund                  -                -             0.62%          0.62%                     1.23%(3)
         Expense offset arrangement                 -                -             0.03%          0.03%                     0.05%(3)
                                                                                   ----           ----                      ----
         Gross expenses                             -                -             0.65%          0.65%                     1.28%(3)

(2) The ratio of expenses to average net assets for the years ended June 30, 2003 and 2002 reflects fees reduced as a result of an expense offset arrangement with the Fund's custodian. Had this arrangement not been in place, this ratio would have been 0.57% and 0.55%, respectively.
(3)  Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH TAX EXEMPT MONEY FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Tax Exempt Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At June 30, 2003, there were four series of the Trust.

   The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

   C. FEDERAL INCOME TAXES. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At June 30, 2003, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

   D. DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly to shareholders.

   E. OTHER. Investment transactions are accounted for on the trade date. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Trust has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. BBH has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the Securities and Exchange Commission under the Investment Advisors Act of 1940. For the year ended June 30, 2003, the Fund incurred $642,805 for advisory services.

   ADMINISTRATIVE FEES. The Trust has an administration agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBHTC has a subadministration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBHTC. For the year ended June 30, 2003, the Fund incurred $428,537 for administrative services.

   SHAREHOLDER SERVICING/ELIGIBLE INSTITUTION AGREEMENT. The Trust has a shareholder servicing agreement and an eligible institution agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended June 30, 2003, the Fund incurred $1,071,342 for shareholder servicing/eligible institution services.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2003, the Fund incurred $16,863 for Trustees' fees.

   CUSTODY FEES. The Fund has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended June 30, 2003, the Fund incurred $130,283 for custody services. These fees were reduced by $4,952 as a result of an expense offset arrangement with the Fund's custodian.

3. INVESTMENT TRANSACTIONS. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.1% to 12.4% of investments. At June 30, 2003, the five largest holdings by state were New York 12.4%; Texas 11.3%; Massachusetts 7.8%; Georgia 7.7% and Washington 4.7%.

4. FEDERAL INCOME TAX STATUS. At June 30, 2003, the Fund had a net capital loss carryover which is available to offset future capital gains to the extent provided by regulations as follows:

                     EXPIRATION DATE     AMOUNT
                     ---------------    --------
                     June 30, 2010      $  8,959
                     June 30, 2011           231
                                        --------
                                        $  9,190
                                        ========

   To the extent that this net capital loss carryover is used to offset future capital gains, it is probable the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

BBH TAX EXEMPT MONEY FUND

INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
BBH Tax Exempt Money Fund (a series of BBH Trust):

We have audited the accompanying statement of assets and liabilities of BBH Tax Exempt Money Fund (a series of BBH Trust) (the "Fund"), including the portfolio of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from February 22, 1999 (commencement of operations) to June 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2003, by correspondence with the custodian and brokers; where replies were not recieved from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Tax Exempt Money Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from February 22, 1999 (commencement of operations) to June 30, 1999, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP


Boston, Massachusetts
August 15, 2003

BBH TAX EXEMPT MONEY FUND

ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2003 (unaudited)

The percentage of tax-exempt dividends paid by the BBH Tax Exempt Money Fund (the "Fund") for the year ended June 30, 2003 was 99.42%.

In January 2004, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2003. Shareholders should use the information on Form 1099 for their income tax returns.

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND

(unaudited)

Information pertaining to the Trustees of the Trust and executive officers of the Trust is set forth below. Part B to the Registration Statement of BBH Tax Exempt Money Fund includes additional information about the Fund's Trustees and is available upon request without charge through your financial advisor.

                                                                                                  NUMBER OF
                                         TERM OF                                                  FUNDS/
                                         OFFICE#                                                  PORTFOLIO IN   OTHER
                        POSITION(S)      AND                                                      FUND           TRUSTEE/
NAME,                   HELD WITH        LENGTH                                                   COMPLEX        DIRECTORSHIPS
ADDRESS,                TRUST/           OF TIME   PRINCIPAL OCCUPATION(S)                        OVERSEEN BY    HELD BY
AND AGE                 PORTFOLIO        SERVED    DURING PAST 5 YEARS                            TRUSTEE^       TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
Trustees

Joseph V. Shields Jr.   Chairman of      Since     Managing Director, Chairman and Chief          13             None
(aged 65)               the Board and    1990      Executive Officer of Shields & Company
Shields & Company,      Trustee                    (registered broker-dealer and member of New
140 Broadway,                                      York Stock Exchange); Chairman of Capital
New York, NY 10005                                 Management Associates, Inc. (registered
                                                   investment adviser); Vice Chairman and
                                                   Trustee of New York Racing Association;
                                                   Director of Flowers Industries, Inc.
                                                   (diversified food company).

Eugene P. Beard         Trustee          Since     Retired; Vice Chairman-Finance/Operations      13             Director of
(aged 68)                                1993      and CFO (until February 2002); Special                        Old Westbury
The Interpublic Group                              Advisor (February 2002 to present), The                       Funds (5);
of Companies, Inc.,                                Interpublic Group of Companies, Inc.                          Trustee of
372 Danbury Road                                                                                                 Sandhill
2nd Floor                                                                                                        Investment
Wilton, CT 06897                                                                                                 Fund II.

Richard Carpenter       Trustee          Since     Retired; Director of Investments,              13             None
(aged 70)                                1999      Pennsylvania Public School Employees'
10820 North La                                     Retirement System (until December 1997).
Quinta Drive
Tucson, AZ 85737

David P. Feldman        Trustee          Since     Retired; Chairman and CEO of AT&T Investment   13             Director of
(aged 63)                                1990      Management Corporation (until May 1997);                      Dreyfus
3 Tall Oaks Drive                                  Director of Jeffrey Co. (1992 to present);                    Mutual Funds
Warren, NJ 07059                                   Director of QMED (1999 to present).                           (59 Funds)

                                                                                                  NUMBER OF
                                         TERM OF                                                  FUNDS/
                                         OFFICE#                                                  PORTFOLIO IN   OTHER
                        POSITION(S)      AND                                                      FUND           TRUSTEE/
NAME,                   HELD WITH        LENGTH                                                   COMPLEX        DIRECTORSHIPS
ADDRESS,                TRUST/           OF TIME   PRINCIPAL OCCUPATION(S)                        OVERSEEN BY    HELD BY
AND AGE                 PORTFOLIO        SERVED    DURING PAST 5 YEARS                            TRUSTEE^       TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
J. Angus Ivory          Trustee          Since     Retired; Director of Brown Brothers Harriman   13             None
(aged 71)                                1999      Ltd. (subsidiary of Brown Brothers Harriman &
Greenway Farm,                                     Co.) (until December 2001); Advisor, RAF
Tockenham, Swindon,                                Central Fund (1992-June 2003).
Wiltshire, SN4 7PP
England

Alan G. Lowy            Trustee          Since     Private Investor.                              13             None
(aged 64)                                1993
4111 Clear Valley
Drive Encino,
CA 91436

Arthur D. Miltenberger  Trustee          Since     Retired; Executive Vice President and Chief    13             None
(aged 64)                                1992      Financial Officer of Richard K. Mellon and
503 Darlington Road                                Sons (until June 1998); Vice President and
Ligonier, PA 15658                                 Treasurer of Richard King Mellon Foundation
                                                   (until June 1998); Trustee, R.K. Mellon
                                                   Family Trusts (1981-June 2003); General
                                                   Partner, Mellon Family Investment Company IV,
                                                   V and VI (1983-2002); Director of
                                                   Aerostructures Corporation (aircraft
                                                   manufacturer) (1996-July 2003).

Officers

Charles Izard           President        Since     President of the Trust, BBH Common Settlement  N/A            N/A
(aged 44)                                2003      Fund, Inc., BBH Common Settlement Fund II,
140 Broadway                                       Inc., BBH Fund, Inc. and the BBH U.S. Money
New York, NY 10005                                 Market Portfolio (since November 2002);
                                                   Managing Director (since January 2001),
                                                   Senior Vice President (1995-December 2000) of
                                                   Brown Brothers Harriman & Co. ("BBH & Co.")

Michael D. Martins      Vice President,  Since     Vice President, Treasurer, Principal           N/A            N/A
(aged 37)               Treasurer,       2002      Accounting Officer and Principal Financial
140 Broadway            Principal                  Officer of the Trust, BBH Common Settlement
New York, NY 10005      Accounting                 Fund, Inc., BBH Common Settlement Fund II,
                        Officer and                Inc., BBH Fund, Inc. and the BBH U.S. Money
                        Principal                  Market Portfolio; Vice President (since April
                        Financial                  2002) and Assistant Vice President (December
                        Officer                    1996-March 2002) of BBH & Co.

                                                                                                  NUMBER OF
                                         TERM OF                                                  FUNDS/
                                         OFFICE#                                                  PORTFOLIO IN   OTHER
                        POSITION(S)      AND                                                      FUND           TRUSTEE/
NAME,                   HELD WITH        LENGTH                                                   COMPLEX        DIRECTORSHIPS
ADDRESS,                TRUST/           OF TIME   PRINCIPAL OCCUPATION(S)                        OVERSEEN BY    HELD BY
AND AGE                 PORTFOLIO        SERVED    DURING PAST 5 YEARS                            TRUSTEE^       TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
Gail C. Jones           Secretary        Since     Secretary of the Trust, BBH Common Settlement  N/A            N/A
(aged 49)                                2002      Fund, Inc., BBH Common Settlement Fund II,
1001 Liberty Avenue                                Inc., BBH Fund, Inc. and the BBH U.S. Money
Pittsburgh,                                        Market Portfolio (since August 2002);
PA 15222-3779                                      Counsel, ReedSmith, LLP (since October 2002);
                                                   Corporate Counsel January 1997 to September
                                                   2002 and Vice President January 1999 to
                                                   September 2002 of Federated Services Company.

Peter J. Germain        Vice President   Since     Vice President of the Trust, BBH Common        N/A            N/A
(aged 43)                                2002      Settlement Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                Fund II, Inc., BBH Fund, Inc. and the BBH
Pittsburgh,                                        U.S. Money Market Portfolio (since August
PA 15222-3779                                      2002); Senior Vice President, Federated
                                                   Services Company (since November 1997).

Judith J. Mackin        Vice President   Since     Vice President of the Trust, BBH Common        N/A            N/A
(aged 43)                                2002      Settlement Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                Fund II, Inc., BBH Fund, Inc. and the BBH
Pittsburgh,                                        U.S. Money Market Portfolio (since August
PA 15222-3779                                      2002); Vice President of Federated Services
                                                   Company (since November 1997).

Victor Siclari          Assistant        Since     Assistant Secretary of the Trust, BBH Common   N/A            N/A
(aged 41)               Secretary        2002      Settlement Fund, Inc., BBH Common Settlement
1001 Liberty Avenue                                Fund II, Inc., BBH Fund, Inc. and the BBH
Pittsburgh,                                        U.S. Money Market Portfolio (since August
PA 15222-3779                                      2002); Partner, ReedSmith, LLP (since October
                                                   2002); Vice President (March 1996 to
                                                   September 2002) and Senior Corporate Counsel
                                                   (July 1998 to September 2002) of Federated
                                                   Investors, Inc.

                                                                                                  NUMBER OF
                                         TERM OF                                                  FUNDS/
                                         OFFICE#                                                  PORTFOLIO IN   OTHER
                        POSITION(S)      AND                                                      FUND           TRUSTEE/
NAME,                   HELD WITH        LENGTH                                                   COMPLEX        DIRECTORSHIPS
ADDRESS,                TRUST/           OF TIME   PRINCIPAL OCCUPATION(S)                        OVERSEEN BY    HELD BY
AND AGE                 PORTFOLIO        SERVED    DURING PAST 5 YEARS                            TRUSTEE^       TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
Nancy D. Osborn         Assistant        Since     Assistant Secretary of the Trust, BBH Common   N/A            N/A
(aged 37)               Secretary        2002      Settlement Fund, Inc., BBH Common Settlement
140 Broadway                                       Fund II, Inc., BBH Fund, Inc. and the BBH
New York, NY 10005                                 U.S. Money Market Portfolio (since August
                                                   2002); Assistant Vice President (since April
                                                   2003) and Associate of BBH & Co. (April
                                                   1996-March 2003).

John C. Smith           Assistant        Since     Assistant Treasurer of the Trust, BBH Common   N/A            N/A
(age 37)                Treasurer        2002      Settlement Fund, Inc., BBH Common Settlement
50 Milk Street                                     Fund II, Inc., BBH Fund, Inc. and the BBH
Boston, MA 02109                                   U.S. Money Market Portfolio (since August
                                                   2002); Assistant Vice President (since
                                                   September 2001), Associate (September
                                                   2000-August 2001) and Senior Analyst (June
                                                   1999-August 2000) of BBH & Co.; Manager, Fund
                                                   Administration, State Street Bank and Trust
                                                   Company (June 1997-May 1999).

Gregory Lomakin         Assistant        Since     Assistant Treasurer of the Trust, BBH Common   N/A            N/A
(aged 38)               Treasurer        2002      Settlement Fund, Inc., BBH Common Settlement
50 Milk Street                                     Fund II, Inc., BBH Fund, Inc. and the BBH
Boston, MA 02109                                   U.S. Money Market Portfolio (since August
                                                   2002); Vice President (since April 2003),
                                                   Assistant Vice President (April 2001-March
                                                   2003), and Associate (May 1992-March 2001) of
                                                   BBH & Co.

# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All Officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

^ The Fund Complex consists of the Trust, BBH Fund, Inc., BBH Common Settlement Fund, Inc., BBH Common Settlement Fund II, Inc. and BBH U.S. Money Market Portfolio. The Trust, which has four series, and BBH Fund, Inc., which has six series, are each counted as one "fund" for purposes of this table.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

[BROWN BROTHERS HARRIMAN LOGO]

ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2003 the registrant has adopted a code of ethics that applies to the principle executive officer, principle financial officer, and principle accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

a) The Trust's board has designated two
 members of the audit committee as financial experts.
b) The independent audit committee members
 Arthur Miltenberger and David Feldman are the designated audit committee financial experts.
ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
(a)  The Trust has a separately designated
 audit committee.    The members of the audit committee
 are:  Eugene P. Beard ,Richard Carpenter, David P. Feldman,
 J. Angus Ivory, Alan G. Lowy and Arthur D. Miltenberger,


ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable all series of the trust are open end management investment companies.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].



I, Charles O. Izard, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH Money Market Fund, BBH U.S. Treasury Money Fund, BBH Tax
       Exempt Money Fund, and BBH Tax Free Short/Intermediate Fixed Income Fund
        ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

	a. designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report
 (the "Evaluation Date"); and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officer and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: August 29, 2003


/s/ Charles O. Izard
============================
Charles O. Izard
President - Principal Executive Officer


I, Michael D. Martins, certify that:

1.    I have reviewed this report on Form N-CSR of BBH
 Trust on       behalf of: BBH Money Market Fund,
 BBH U.S. Treasury Money Fund, BBH Tax Exempt
 Money Fund, and BBH Tax Free Short/Intermediate
 Fixed Income Fund ("registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the financial
 statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
 (as defined in rule 30a-2(c) under the
Investment Company Act of 1940) for
 the registrant and have:

a.  designed such disclosure controls
 and procedures to ensure that material
 information relating to the registrant,
 including its consolidated subsidiaries
, is made known to us by others within
 those entities, particularly during the
 period in which this report is being prepared;

b. evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date");
 and

c. presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5.    The registrant's other certifying
 officer and I have disclosed, based
 on our most recent evaluation, to the
 registrant's auditors and the audit committee of the registrant's board of directors
 (or persons performing the equivalent
 functions):

a. all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b.  any fraud, whether or not material,
 that involves management or other
 employees who have a significant
 role in the registrant's internal controls; and

6. The registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Date: August 29, 2003



/s/Michael D. Martins
===============================
Michael D. Martins
Treasurer - Principal Financial Officer



                          SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C.ss. 1350, the undersigned
 officers of BBH Trust on
behalf of: BBH Money Market Fund,
 BBH U.S. Treasury Money Fund,
 BBH Tax Exempt Money Fund,
 and BBH Tax Free Short/Intermediate
 Fixed Income Fund ("registrant"),
 hereby certify, to the best of our knowledge, that the Registrant's Report on Form
 N-CSR for the  period  ended 6/30/03
 (the "Report") fully complies with the
  requirements of Section 13(a) or 15(d),
  as  applicable,  of the Securities and
Exchange Act of 1934 and that the
 information  contained in the Report
 fairly presents, in all material respects, the financial condition and results of operations of the Registrant.


Dated: August 29, 2003



/s/ Charles O. Izard
===========================
Charles O. Izard
Title: President, Principal Executive Officer



Dated: August 29, 2003



/s/ Michael D. Martins
=============================
Michael D. Martins
Title: Treasurer, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the
Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the
 registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH TRUST
             -------------------------------------


By (Signature and Title)* /s/ Charles Izard
                           -----------------------------------------------------
                           Charles Izard, President
                           (Principle Executive Officer)
Date:  _8/29/03___________________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Michael D. Martins
                          ------------------------------------------------------
                          Michael D. Martins, Treasurer
                          (Principal Financial Officer)

Date:  _8/29/03__________________


* Print name and title of each signing officer under his or her signature.